UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:              Registrant is making a filing for 14 of its series, Wells Fargo Advantage Absolute Return Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Diversified Capital Builder Fund, Wells Fargo Advantage Diversified Income Builder Fund, Wells Fargo Advantage Index Asset Allocation Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Opportunity Fund, and Wells Fargo Advantage Special Mid Cap Value Fund. Each series had a September 30, 2013 fiscal year end except Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Specialized Technology Fund, and Wells Fargo Advantage Utility and Telecommunications Fund, which had a March 31 fiscal year end.

Date of reporting period:              December 31, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage Absolute Return Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name		Shares	Value

Investment Companies : 99.04%
GMO Benchmark-Free Allocation Fund, Class MF (l)		299,970,170	$8,084,196,076

Total Investment Companies (Cost $7,747,824,145)			8,084,196,076

Total investments (Cost $7,747,824,145)*	99.04%		8,084,196,076
Other assets and liabilities, net	0.96		78,734,745

Total net assets	100.00%		$8,162,930,821

(l)	Investment in an affiliate
*	Cost for federal income tax purposes is $7,747,850,732 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $336,345,344
Gross unrealized depreciation 0
Net unrealized appreciation $336,345,344

1

Wells Fargo Advantage Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds and gains its investment exposures primarily by investing in the GMO Implementation Fund which is permitted to invest in any asset class. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds and in securities or derivatives directly. As of December 31, 2013, the Fund owned 62% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of December 31, 2013 for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in Benchmark-Free Allocation Fund.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

Shares /Par Value ($)	Description	Value ($)

	COMMON STOCKS(a) — 46.1%

	Australia — 0.6%
4,560,906	Arrium Ltd	7,162,299
354,885	Bank of Queensland Ltd	3,863,661
163,699	Bendigo and Adelaide Bank Ltd	1,720,827
6,990	BHP Billiton Ltd	238,310
841,111	BlueScope Steel Ltd*	4,388,437
70,380	Commonwealth Bank of Australia	4,903,873
126,211	CSL Ltd	7,780,513
2,113,436	Goodman Fielder Ltd	1,294,982
328,269	Insurance Australia Group Ltd	1,709,177
502,552	Investa Office Fund (REIT)	1,407,427
69,625	Macquarie Group Ltd	3,417,385
2,291,735	Mirvac Group (REIT)	3,446,111
323,238	National Australia Bank Ltd	10,088,919
853,752	Pacific Brands Ltd	489,295
723,859	QBE Insurance Group Ltd	7,467,118
1,602,422	Stockland (REIT)	5,180,813
72,771	Sydney Airport	247,322
1,135,153	TABCORP Holdings Ltd	3,685,643
751,013	Tatts Group Ltd	2,082,139
406,163	Westpac Banking Corp	11,774,124

	Total Australia	82,348,375

	Austria — 0.1%
124,866	OMV AG	5,978,753
104,002	Voestalpine AG	4,997,741

	Total Austria	10,976,494

	Belgium — 0.1%
156,085	Ageas	6,656,012
182,496	Belgacom SA	5,400,468
55,193	Delhaize Group	3,283,539

	Total Belgium	15,340,019

	Bermuda — 0.0%
145,600	Cosan Ltd	1,997,632

	Brazil — 0.9%
48,000	Aes Tiete SA	362,859
49,400	Ambev SA	363,563
204,100	Ambev SA ADR	1,500,135
109,700	Banco Bradesco SA	1,487,470
2,046,400	Banco do Brasil SA	21,206,622
346,600	Banco Santander Brasil SA	2,055,840
571,400	Banco Santander Brasil SA ADR	3,485,540
198,200	BM&FBOVESPA SA	929,667
305,000	BR Malls Participacoes SA	2,199,830
208,400	BR Properties SA	1,645,879
373,500	Brasil Brokers Participacoes SA	924,056
230,300	Cia de Saneamento Basico do Estado de Sao Paulo	2,583,990
243,800	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,764,692
301,780	Cielo SA	8,358,769
72,000	Companhia de Saneamento de Minas Gerais-Copasa MG	1,137,427

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

443,600	Companhia Siderurgica Nacional SA	2,706,129
328,900	Companhia Siderurgica Nacional SA Sponsored ADR	2,039,180
81,700	Cosan SA Industria e Comercio	1,370,951
140,100	CPFL Energia SA	1,134,059
48,500	CPFL Energia SA ADR	776,485
307,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,869,216
179,170	Duratex SA	999,883
408,200	EDP-Energias Do Brasil SA	1,966,868
174,800	Equatorial Energia SA	1,716,685
108,700	Gol Linhas Aereas Inteligentes SA ADR*	496,759
123,400	Grendene SA	945,395
186,700	Grupo BTG Pactual	2,170,336
247,900	Light SA	2,331,865
468,400	MRV Engenharia e Participacoes SA	1,664,897
38,800	Multiplan Empreendimentos Imobiliarios SA	820,058
145,400	Multiplus SA	1,842,098
73,900	Porto Seguro SA	933,038
142,757	Sul America SA	898,536
537,100	Tim Participacoes SA	2,810,504
14,200	Totvs SA	222,294
129,800	Tractebel Energia SA	1,978,305
198,100	Transmissora Alianca de Energia Eletrica SA	1,531,401
51,200	Ultrapar Participacoes SA	1,216,725
296,000	Vale SA	4,476,658
1,408,800	Vale SA Sponsored ADR	21,484,200

	Total Brazil	111,408,864

	Canada — 0.3%
888,900	Blackberry Ltd*	6,610,788
345,200	Canadian Natural Resources Ltd	11,679,443
33,500	Canadian Tire Corp Ltd-Class A	3,137,600
290,200	First Quantum Minerals Ltd	5,228,927
31,400	Home Capital Group Inc	2,392,282
59,300	Magna International Inc	4,862,349
55,700	RONA Inc	692,678

	Total Canada	34,604,067

	Chile — 0.0%
1,717,847	Enersis SA	514,924
20,000	Enersis SA Sponsored ADR	299,800

	Total Chile	814,724

	Czech Republic — 0.1%
466,078	CEZ AS	12,157,396
20,000	Telefonica Czech Republic AS	297,013

	Total Czech Republic	12,454,409

	Denmark — 0.0%
36,043	Jyske Bank A/S*	1,948,824
94,305	Vestas Wind Systems A/S*	2,792,508

	Total Denmark	4,741,332

	Egypt — 0.1%
1,246,417	Al Ezz Steel Rebars SAE*	2,732,441
238,178	Commercial International Bank	1,125,772
304,968	EFG-Hermes Holding SAE*	386,659
291,399	Global Telecom Holding GDR*	977,613
431,901	Orascom Telecom Holding SAE*	293,875

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

3,454,507	Orascom Telecom Media And Technology Holding SAE	384,919
1,016,506	Palm Hills Developments SAE*	385,860
96,773	Sidi Kerir Petrochemicals Co	240,438
498,118	Talaat Moustafa Group*	442,278
481,435	Telecom Egypt Co	1,014,864

	Total Egypt	7,984,719

	Finland — 0.2%
3,222,551	Nokia Oyj*	26,038,206
95,968	Sampo Oyj-Class A	4,717,078

	Total Finland	30,755,284

	France — 3.0%
634,070	Air France–KLM*	6,626,619
779,261	Alcatel-Lucent*	3,458,144
605,437	AXA	16,859,962
392,555	BNP Paribas	30,622,136
197,818	Carrefour SA	7,852,051
102,468	Cie de Saint-Gobain	5,644,656
43,434	Cie Generale des Etablissements Michelin-Class B	4,621,405
86,340	CNP Assurances	1,770,498
124,495	European Aeronautic Defense and Space Co NV	9,557,504
964,981	GDF Suez	22,695,788
24,508	L’Oreal SA	4,303,920
2,012,209	Orange	24,981,816
1,129,340	Peugeot SA*	14,696,291
43,794	Publicis Groupe SA	4,012,635
203,896	Renault SA	16,408,810
27,396	Safran SA	1,904,800
305,073	Sanofi	32,580,207
514,389	Societe Generale	29,911,951
230,378	Technicolor*	1,220,557
1,923,928	Total SA	118,089,568
104,275	Vinci SA	6,854,123
872,690	Vivendi SA	23,019,292

	Total France	387,692,733

	Germany — 1.6%
65,218	Allianz SE (Registered)	11,734,391
111,685	Aurubis AG	6,815,253
106,550	BASF SE	11,372,492
96,114	Bayerische Motoren Werke AG	11,286,922
32,832	Bayer AG (Registered)	4,609,957
21,157	Continental AG	4,647,967
290,635	Daimler AG (Registered)	25,222,590
328,796	Deutsche Lufthansa AG (Registered)*	6,969,340
230,177	Deutsche Post AG (Registered)	8,407,208
708,847	Deutsche Telekom AG (Registered)	12,213,558
37,534	Duerr AG	3,354,033
2,105,146	E.ON AG	38,919,714
166,634	Freenet AG	5,006,680
26,987	Hannover Rueck SE	2,320,093
212,847	Kloeckner & Co SE*	2,920,342
18,475	Merck KGaA	3,314,929
110,415	Metro AG	5,352,900
58,003	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	12,793,713
535,359	RWE AG	19,615,010
67,857	Salzgitter AG	2,893,774
63,233	SAP AG	5,483,664

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

4,334	Volkswagen AG	1,176,758

	Total Germany	206,431,288

	Greece — 0.0%
36,112	Public Power Corp SA	536,757

	Hong Kong — 0.4%
1,312,772	AAC Technologies Holdings Inc	6,387,666
547,098	Cheung Kong Holdings Ltd	8,662,580
2,892,208	Esprit Holdings Ltd*	5,610,881
529,238	Galaxy Entertainment Group Ltd*	4,764,865
525,052	Link (REIT)	2,553,305
171	Melco International Development Ltd	632
547,600	Sands China Ltd	4,505,473
830,071	Sun Hung Kai Properties Ltd	10,555,036
341,000	Wharf Holdings Ltd (The)	2,607,706
697,500	Yue Yuen Industrial Holdings	2,332,244

	Total Hong Kong	47,980,388

	Hungary — 0.0%
311,839	Magyar Telekom Telecommunications Plc	453,617
138,924	OTP Bank Plc	2,639,450

	Total Hungary	3,093,067

	India — 0.4%
71,761	Aban Offshore Ltd	451,982
589,621	Allahabad Bank	911,766
203,990	Andhra Bank	207,340
290,144	Aurobindo Pharma Ltd	1,842,034
83,380	Bank of Baroda	872,286
190,418	Bank of India	737,955
721,069	Bharat Heavy Electricals Ltd	2,059,096
559,421	Cairn India Ltd	2,925,605
202,188	Canara Bank Ltd	926,696
120,624	Coal India Ltd	566,561
55,610	GAIL India Ltd	308,961
28,886	Hero MotoCorp Ltd	970,840
48,422	Hindalco Industries Ltd	96,141
312,200	Hindalco Industries Ltd GDR, 144A(b)	605,893
1,386,554	Housing Development & Infrastructure Ltd*	1,197,779
20,015	ICICI Bank Ltd	357,601
23,600	ICICI Bank Ltd Sponsored ADR	877,212
269,318	Idea Cellular Ltd	728,022
21,898	Infosys Ltd	1,233,111
62,900	Infosys Ltd Sponsored ADR	3,560,140
79,791	Jai Balaji Industries Ltd*	19,249
104,127	Jindal Steel & Power Ltd	440,137
547,419	Karnataka Bank Ltd	986,329
33,958	Kiri Industries Ltd*	31,924
52,647	Larsen & Toubro Ltd	913,440
107,594	Lupin Ltd(c)	1,578,221
27,674	Maruti Suzuki India Ltd	789,774
1,444,520	NHPC Ltd	455,685
467,291	NMDC Ltd	1,077,586
107,818	NTPC Ltd	238,806
339,557	Oil & Natural Gas Corp Ltd	1,587,977
379,711	Oriental Bank of Commerce	1,409,391
328,037	Power Finance Corp	887,640
276,812	Punjab National Bank Ltd(c)	2,810,790

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

76,306	Rural Electrification Corp Ltd	272,262
408,875	Sesa Sterlite Ltd	1,338,732
72,780	Sesa Sterlite Ltd ADR	957,785
59,631	State Bank of India	1,701,805
231,802	Steel Authority of India Ltd	271,956
162,620	Syndicate Bank	249,465
83,723	Tata Consultancy Services Ltd	2,945,513
76,712	Tata Motors Ltd	469,307
6,200	Tata Motors Ltd Sponsored ADR	190,960
552,482	Tata Power Co Ltd	814,534
195,462	Tata Steel Ltd	1,339,770
127,877	Tech Mahindra Ltd	3,804,769
6,599	Wipro Ltd	59,484
74,513	Wipro Ltd ADR	938,119

	Total India	50,018,431

	Indonesia — 0.2%
17,924,500	Astra International Tbk PT	10,038,679
4,360,170	Bank Mandiri Persero Tbk PT	2,821,950
774,000	Bank Negara Indonesia Persero Tbk PT	252,111
4,543,770	Bank Rakyat Indonesia Persero Tbk PT	2,715,904
3,181,500	Bank Tabungan Negara Persero Tbk PT	227,846
2,173,500	Gajah Tunggal Tbk PT	300,796
8,895,000	Global Mediacom Tbk PT	1,390,156
1,292,500	Harum Energy Tbk PT	292,752
225,500	Indo Tambangraya Megah Tbk PT	529,174
778,500	Indosat Tbk PT	266,006
4,600,500	Media Nusantara Citra Tbk PT	996,589
537,500	Mitra Adiperkasa Tbk PT	243,340
31,518,000	MNC Investama Tbk PT	881,881
2,137,000	Perusahaan Gas Negara Persero Tbk PT	787,725
3,338,000	Ramayana Lestari Sentosa Tbk PT	290,992
421,150	Semen Gresik Persero Tbk PT	491,105
35,448,500	Telekomunikasi Indonesia Persero Tbk PT	6,273,988
35,300	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,265,505
2,412,000	XL Axiata Tbk PT	1,031,925

	Total Indonesia	31,098,424

	Ireland — 0.0%
137,923	Smurfit Kappa Group Plc	3,384,782

	Israel — 0.1%
325,421	Bank Hapoalim BM	1,823,363
1,063,597	Bank Leumi Le-Israel*	4,343,308
1,529,943	Israel Discount Bank Ltd-Class A*	2,920,704
183,817	Partner Communications Co Ltd*	1,715,540

	Total Israel	10,802,915

	Italy — 1.4%
4,998,296	A2A SPA	5,849,804
203,091	Assicurazioni Generali SPA	4,771,471
127,049	Azimut Holding SPA	3,466,428
8,591,875	Enel SPA	37,489,745
1,971,290	ENI SPA	47,633,560
120,656	Exor SPA	4,795,586
1,313,123	Fiat SPA*	10,747,816
1,017,145	Finmeccanica SPA*	7,720,668
5,517,170	Intesa Sanpaolo SPA	13,570,581
17,115	Italcementi SPA-Di RISP	80,302

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

2,326,396	Mediaset SPA*	11,032,752
386,054	Mediolanum SPA	3,345,338
1,733,475	Milano Assicurazioni SPA*	1,891,140
81,412	Recordati SPA	1,172,230
14,512,431	Telecom Italia SPA	14,471,144
7,622,119	Telecom Italia SPA-Di RISP	5,980,586
2,017,383	UniCredit SPA	14,881,520

	Total Italy	188,900,671

	Japan — 3.6%
35,879	Adastria Holdings Co Ltd	1,294,745
468,900	Aeon Co Ltd	6,356,725
42,100	Alfresa Holdings Corp	2,089,619
80,800	Astellas Pharma Inc	4,790,374
112,600	Bridgestone Corp	4,266,062
277,000	Calsonic Kansei Corp	1,431,348
1,406,935	Cosmo Oil Co Ltd*	2,688,607
77,700	CyberAgent Inc	3,164,966
1,357,000	Daikyo Inc	3,695,239
123,700	Daito Trust Construction Co Ltd	11,564,460
606,000	Daiwa Securities Group Inc	6,069,417
326,900	Dena Co Ltd	6,891,195
827,463	DIC Corp	2,522,631
268,100	Fuji Heavy Industries Ltd	7,704,914
67,700	Fuji Oil Co Ltd	1,008,156
174,000	Gunze Ltd	436,730
232,000	Hanwa Co Ltd	1,243,035
930,607	Haseko Corp*	7,090,266
99,600	Idemitsu Kosan Co Ltd	2,267,461
149,500	IT Holdings Corp	2,361,075
1,284,800	Itochu Corp	15,883,506
37	Japan Retail Fund Investment Corp (REIT)	75,284
485,100	Japan Tobacco Inc	15,784,546
436,800	JFE Holdings Inc	10,408,960
2,301,200	JX Holdings Inc	11,849,904
147,842	K’s Holdings Corp	4,272,370
162,500	Kao Corp	5,115,793
3,564,000	Kawasaki Kisen Kaisha Ltd	9,026,933
287,400	KDDI Corp	17,708,213
3,412,000	Kobe Steel Ltd*	5,849,479
44,686	Kohnan Shoji Co Ltd	461,261
763,500	Leopalace21 Corp*	4,045,082
1,334,000	Marubeni Corp	9,603,561
1,407,000	Mazda Motor Corp*	7,291,160
183,804	Medipal Holdings Corp	2,426,481
1,218,500	Mitsubishi Chemical Holdings Corp	5,638,894
897,200	Mitsubishi Corp	17,224,365
252,000	Mitsubishi Gas Chemical Co Inc	1,857,679
564,100	Mitsubishi UFJ Lease & Finance Co Ltd	3,467,997
1,432,000	Mitsui Chemicals Inc	3,462,593
1,633,667	Mitsui Engineer & Shipbuilding Co Ltd	3,374,234
828,200	Mitsui & Co Ltd	11,546,048
1,142,012	Mitsui Mining & Smelting Co Ltd	3,511,693
1,764,134	Mitsui OSK Lines Ltd	7,961,880
2,667,945	Mizuho Financial Group Inc	5,792,193
1,052,000	NEC Corp	2,374,577
162,000	Net One Systems Co Ltd	1,064,527
268,000	Nichirei Corp	1,366,845
1,041,900	Nippon Light Metal Co Ltd	1,409,812

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

161,432	Nippon Paper Industries Co Ltd	2,998,256
1,405,000	Nippon Steel Corp	4,712,094
346,100	Nippon Telegraph & Telephone Corp	18,641,085
1,925,000	Nippon Yusen Kabushiki Kaisha	6,155,047
337,041	Nipro Corp	3,051,139
193,000	Nisshinbo Holdings Inc	1,858,451
486,800	Nomura Holdings Inc	3,761,899
288,886	North Pacific Bank Ltd	1,176,399
847,829	NTT Docomo Inc	13,960,583
22,100	Okinawa Electric Power Co	743,869
1,394	ORIX JREIT Inc (REIT)	1,743,965
2,788,900	Resona Holdings Inc	14,230,263
222,100	Round One Corp	1,784,168
37,500	Ryohin Keikaku Co Ltd	4,056,093
123,800	Sega Sammy Holdings Inc	3,155,063
95,000	Seino Holdings Co Ltd	999,748
20,100	Shimamura Co Ltd	1,884,105
423,300	Showa Shell Sekiyu KK	4,302,795
3,386,600	Sojitz Corp	6,029,561
2,477,500	Sumitomo Mitsui Construction Co Ltd*	3,022,457
1,128,700	Sumitomo Corp	14,185,646
224,800	Sumitomo Electric Industries Ltd	3,757,764
337,000	Sumitomo Metal Mining Co Ltd	4,415,807
1,011,000	Sumitomo Mitsui Trust Holdings Inc	5,349,416
86,000	Sumitomo Realty & Development Co Ltd	4,285,159
40,352	Suzuken Co Ltd	1,307,121
263,495	Takeda Pharmaceutical Co Ltd	12,085,208
2,391,700	Tokyo Electric Power Co Inc (The)*	11,784,102
470,000	Tokyo Tatemono Co Ltd	5,226,385
189,000	TonenGeneral Sekiyu KK	1,734,273
1,045,000	Tosoh Corp	4,868,843
334,400	Toyota Motor Corp	20,390,061
281,700	Toyota Tsusho Corp	6,985,849
365,100	UNY Co Ltd	2,239,708
1,551,167	Yamada Denki Co Ltd	5,073,830

	Total Japan	470,749,107

	Malaysia — 0.0%
404,800	AMMB Holdings Berhad	895,797
1,188,892	CIMB Group Holdings Berhad	2,771,118
288,496	Hong Leong Bank Berhad	1,269,534
457,300	Tenaga Nasional Berhad	1,590,303

	Total Malaysia	6,526,752

	Mexico — 0.2%
951,500	America Movil SAB de CV	22,236,555
1,937,400	America Movil SAB de CV-Class L	2,253,981
310,800	Cemex SAB de CV CPO*	364,205
171,000	Cemex SAB de CV Sponsored ADR*	2,022,930
11,800	Fomento Economico Mexicano SAB de CV	114,245
14,300	Fomento Economico Mexicano SAB de CV Sponsored ADR	1,399,541
530,600	Grupo Financiero Banorte SAB de CV-Class O	3,711,944
91,900	Grupo Mexico SAB de CV-Series B	303,436

	Total Mexico	32,406,837

	Netherlands — 0.3%
1,191,196	Aegon NV	11,288,398
62,924	Corbion NV	1,334,546
1,230,532	ING Groep NV*	17,188,716

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

508,296	Koninklijke BAM Groep NV	2,650,405
85,275	SNS REAAL NV*(b)	—
228,528	Unilever NV	9,188,026
290,500	VimpelCom Ltd Sponsored ADR	3,759,070

	Total Netherlands	45,409,161

	New Zealand — 0.1%
432,555	Chorus Ltd	513,037
339,349	Fletcher Building Ltd	2,378,024
2,178,934	Telecom Corp of New Zealand	4,136,029

	Total New Zealand	7,027,090

	Norway — 0.2%
381,142	DNB ASA	6,840,791
304,454	Golden Ocean Group Ltd	733,090
520,294	Statoil ASA	12,651,729
65,721	TGS Nopec Geophysical Co ASA	1,746,317

	Total Norway	21,971,927

	Peru — 0.0%
511,955	Cia de Minas Buenaventura SA ADR	5,744,135

	Philippines — 0.0%
390,550	BDO Unibank Inc	605,885
46,710	GT Capital Holdings Inc	813,142
377,886	Metropolitan Bank & Trust	645,916
5,505	Philippine Long Distance Telephone Co	331,149
6,000	Philippine Long Distance Telephone Co Sponsored ADR	360,480
853,900	Puregold Price Club Inc	730,834

	Total Philippines	3,487,406

	Poland — 0.2%
1,503,980	Boryszew SA*	249,073
13,621	Jastrzebska Spolka Weglowa SA	239,656
556,953	KGHM Polska Miedz SA	21,708,753
398,100	PGE SA	2,143,919
14,310	Polski Koncern Naftowy Orlen SA	194,554
297,859	Synthos SA	538,377

	Total Poland	25,074,332

	Portugal — 0.1%
2,383,149	EDP-Energias de Portugal SA	8,753,524

	Russia — 1.4%
79,756	Bashneft OAO - Class S	4,849,716
48,394	Gazprom Neft JSC Sponsored ADR	1,095,648
5,766,135	Gazprom OAO Sponsored ADR	49,412,311
9,199,871	IDGC Holding JSC*	217,329
637,394	Lukoil OAO Sponsored ADR	39,873,561
972	Magnit OJSC	273,062
44,630	Magnit OJSC GDR	2,964,235
19,307	Mail.ru Group Ltd GDR (Registered Shares)	861,374
31,231	MegaFon OAO GDR	1,047,934
294,846	MMC Norilsk Nickel OJSC ADR	4,910,376
358,600	Mobile Telesystems Sponsored ADR	7,756,518
19,572	NovaTek OAO GDR	2,682,989
1,983,704	Rosneft OJSC GDR (Registered Shares)	15,142,355
2,080,793	Sberbank Sponsored ADR	26,252,339

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

24,213	Severstal OAO GDR (Registered Shares)	239,816
104,467	Sistema JSFC Sponsored GDR (Registered)	3,361,798
1,166,387	Surgutneftegas Sponsored ADR	10,099,542
113,818	Tatneft Sponsored ADR	4,361,900
13,416	Uralkali Sponsored GDR (Registered Shares)	357,252
388,994,452	VTB Bank OJSC	587,382
3,312,310	VTB Bank OJSC GDR (Registered Shares)	9,949,474

	Total Russia	186,296,911

	Singapore — 0.2%
2,219,085	Ezra Holdings Ltd*	2,423,611
15,874,000	Golden Agri-Resources Ltd	6,871,853
184,000	Ho Bee Land Ltd	309,493
6,484,000	Noble Group Ltd	5,522,018
463,000	Singapore Technologies Engineering Ltd	1,457,201
925,000	Swiber Holdings Ltd	488,251
3,460,644	Yangzijiang Shipbuilding Holdings Ltd	3,257,058

	Total Singapore	20,329,485

	South Africa — 0.4%
3,592,561	African Bank Investments Ltd	4,130,135
55,200	Barclays Africa Group Ltd	696,919
52,431	Bidvest Group Ltd	1,343,194
28,364	Exxaro Resources Ltd	396,638
71,836	FirstRand Ltd	246,177
29,016	Gold Fields Ltd	92,760
172,114	Gold Fields Ltd Sponsored ADR	550,765
121,899	Growthpoint Properties Ltd	282,501
71,709	Investec Ltd	510,296
46,653	Kumba Iron Ore Ltd	1,975,058
209,362	Life Healthcare Group Holdings Ltd	836,181
641,937	MTN Group Ltd	13,295,403
129,043	Naspers Ltd-N Shares	13,507,497
109,001	Sasol Ltd	5,364,569
1,647	Sasol Ltd Sponsored ADR	81,444
245,989	Telkom South Africa Ltd*	657,813
261,325	Vodacom Group Ltd	3,314,246
84,928	Wilson Bayly Holmes-Ovcon Ltd	1,182,526

	Total South Africa	48,464,122

	South Korea — 1.9%
151,350	BS Financial Group Inc	2,299,433
4,063	CJ Corp	449,393
37,906	CJ E&M Corp*	1,096,756
1,474	CJ O Shopping Co Ltd	579,863
28,490	Daelim Industrial Co Ltd	2,545,404
39,750	DGB Financial Group Inc	622,741
52,210	Dongbu Insurance Co Ltd	2,781,805
65,540	GS Engineering & Construction Corp	1,897,820
65,448	GS Holdings	3,561,836
290,621	Hana Financial Group Inc	12,109,402
47,500	Hankook Tire WorldwideCo Ltd	994,066
50,390	Hanwha Corp	1,874,870
26,360	Hyundai Engineering & Construction	1,519,526
23,879	Hyundai Heavy Industries Co Ltd	5,831,137
66,390	Hyundai Marine & Fire Insurance Co Ltd	2,045,415
4,030	Hyundai Mipo Dockyard	681,687
48,305	Hyundai Mobis	13,448,296
73,838	Hyundai Motor Co	16,574,172

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

62,760	Hyundai Securities Co Ltd	348,642
3,474	Hyundai Wia Corp	626,942
306,860	Industrial Bank of Korea	3,539,425
212,340	KB Financial Group Inc	8,582,757
2,200	KB Financial Group Inc ADR*	89,122
287,257	Kia Motors Corp	15,296,879
13,732	Kolon Industries Inc	713,141
8,637	Korea Zinc Co Ltd	2,605,416
308,440	KT Corp	9,240,186
30,900	KT Corp Sponsored ADR*	459,483
16,184	KT&G Corp	1,143,038
8,155	LG Chem Ltd	2,319,620
6,390	LG Corp	388,130
37,670	LG Fashion Corp	1,204,628
35,210	LG International Corp	961,461
262,510	LG Uplus Corp*	2,676,443
57,270	LIG Insurance Co Ltd	1,789,192
7,760	Lotte Chemical Corp	1,710,939
4,803	Lotte Shopping Co Ltd	1,839,873
5,689	Mando Corp	675,180
86,120	Meritz Fire & Marine Insurance Co Ltd	1,237,731
10,681	Mirae Asset Securities Co Ltd	389,577
15,003	POSCO	4,668,369
23,200	POSCO ADR	1,809,600
10,494	S-Oil Corp	737,194
21,280	Samsung Card Co Ltd	754,773
36,006	Samsung Electronics Co Ltd	46,917,512
2,634	Samsung Electronics Co Ltd GDR (Registered Shares)	1,723,535
66,177	Samsung Engineering Co Ltd	4,145,310
9,977	Samsung Fire & Marine Insurance Co Ltd	2,451,674
72,780	Samsung Heavy Industries Co Ltd	2,630,368
9,065	Samsung SDI Co Ltd	1,395,721
11,570	Seah Besteel Corp	284,851
213,440	Shinhan Financial Group Co Ltd	9,582,350
3,024	Shinsegae Co Ltd	724,298
15,206	SK Chemicals Co Ltd	797,144
3,692	SK Gas Co Ltd	262,114
70,287	SK Innovation Co Ltd	9,450,436
49,809	SK Telecom Co Ltd	10,900,163
124,900	SK Telecom Co Ltd ADR	3,075,038
19,235	SK Holdings Co Ltd	3,487,387
54,031	Sungwoo Hitech Co Ltd	790,410
537,800	Woori Finance Holdings Co Ltd	6,793,907
21,340	Woori Investment & Securities Co Ltd	194,406

	Total South Korea	242,327,987

	Spain — 1.4%
1,704,932	Banco Bilbao Vizcaya Argentaria SA	21,090,914
4,547,101	Banco Santander SA	40,889,767
579,915	Gas Natural SDG SA	14,926,606
3,169,546	Iberdrola SA	20,227,262
340,561	Indra Sistemas SA	5,700,940
857,942	Repsol YPF SA	21,648,541
3,905,595	Telefonica SA	63,859,449

	Total Spain	188,343,479

	Sri Lanka — 0.0%
1,065,600	Anilana Hotels & Properties Ltd*	61,863

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

	Sweden — 0.2%
194,435	Investor AB	6,700,917
206,372	Nordea Bank AB	2,782,471
296,498	Skandinaviska Enskilda Banken AB - Class A	3,917,115
177,766	Swedbank AB - Class A	5,007,542
561,140	TeliaSonera AB	4,680,136

	Total Sweden	23,088,181

	Switzerland — 0.7%
33,059	Cie Financiere Richemont SA	3,302,508
101,493	Credit Suisse Group AG (Registered)	3,132,414
173,427	Nestle SA (Registered)	12,710,468
437,071	Novartis AG (Registered)	35,030,937
113,476	Roche Holding AG (Non Voting)	31,787,597

	Total Switzerland	85,963,924

	Taiwan — 1.2%
3,020,000	Acer Inc*	1,858,542
1,399,000	Advanced Semiconductor Engineering Inc	1,306,937
210,000	Advantech Co Ltd	1,456,973
1,293,000	Asustek Computer Inc	11,644,839
753,000	Career Technology MFG Co Ltd	716,978
1,162,000	Catcher Technology Co Ltd	7,566,594
1,204,000	China Petrochemical Development Corp	550,118
523,000	Chipbond Technology Corp	825,045
203,000	Chong Hong Construction Co Ltd	624,916
2,256,470	Chunghwa Telecom Co Ltd	7,044,004
500	Chunghwa Telecom Co Ltd ADR	15,480
7,551,000	Compal Electronics Inc	5,790,133
1,315,000	Coretronic Corp	1,301,344
532,000	Delta Electronics Inc	3,046,490
3,971,600	E.Sun Financial Holding Co Ltd	2,644,575
647,000	Elan Microelectronics Corp	1,019,719
871,000	Far EasTone Telecommunications Co Ltd	1,913,475
334,062	Flexium Interconnect Inc	1,079,222
955,000	Foxconn Technology Co Ltd	2,234,849
549,000	Highwealth Construction Corp	1,163,312
7,666,000	Hon Hai Precision Industry Co Ltd	20,677,507
1,526,000	HTC Corp	7,232,966
355,540	ILI Technology Corp	697,449
110,000	Integrated Memory Logic Ltd	240,108
168,000	Kinsus Interconnect Technology Corp	558,614
1,218,537	Lite-On Technology Corp	1,958,265
291,000	Makalot Industrial Co Ltd	1,574,581
375,000	MediaTek Inc	5,589,330
3,172,976	Mega Financial Holding Co Ltd	2,675,238
63,000	Mstar Semiconductor Inc	734,157
435,000	Novatek Microelectronics Corp	1,784,608
1,696,000	Pegatron Corp	2,192,570
222,000	Phison Electronics Corp	1,420,450
531,000	Pou Chen Corp	795,013
1,942,000	Powertech Technology Inc	2,972,039
2,453,000	Quanta Computer Inc	5,736,582
1,095,020	Radiant Opto-Electronics Corp	4,016,786
573,330	Realtek Semiconductor Corp	1,543,062
74,732	Silicon Motion Technology Corp ADR	1,057,458
648,000	Siliconware Precision Industries Co	774,168
361,000	Simplo Technology Co Ltd	1,602,254
986,000	Synnex Technology International Corp	1,565,754

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

3,328,927	Taishin Financial Holding Co Ltd	1,639,633
810,000	Taiwan Mobile Co Ltd	2,618,091
612,044	Taiwan PCB Techvest Co Ltd	731,927
897,800	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	15,657,632
741,000	Taiwan Semiconductor Manufacturing Co Ltd	2,616,439
911,085	TPK Holding Co Ltd	5,390,711
887,000	Tripod Technology Corp	1,592,885
1,831,000	Unimicron Technology Corp	1,390,875
552,000	United Microelectronics Corp	230,568
3,943,522	Wistron Corp	3,320,948
1,174,000	WPG Holdings Co Ltd	1,352,924
570,000	Yungtay Engineering Co Ltd	1,636,141

	Total Taiwan	159,381,278

	Thailand — 0.3%
459,100	Advanced Info Service Pcl (Foreign Registered)	2,799,853
1,047,900	Bangchak Petroleum Pcl	896,510
569,160	Bangkok Dusit Medical Service Pcl-(Foreign Registered)	2,045,568
4,420,900	Banpu Pcl (Foreign Registered)	4,077,060
433,750	Electricity Generating Pcl (Foreign Registered)	1,621,747
1,169,600	Esso Thailand Pcl (Foreign Registered)	214,505
657,000	Glow Energy Pcl (Foreign Registered)	1,413,595
959,800	PTT Exploration & Production Pcl (Foreign Registered)	4,875,208
478,900	PTT Global Chemical Pcl (Foreign Registered)	1,156,567
1,168,900	PTT Pcl (Foreign Registered)	10,195,236
791,900	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)(c)	1,188,664
234,300	Ratchaburi Electricity Generating Holding Pcl NVDR	349,897
6,492,000	Sansiri Pcl (Foreign Registered)	355,631
534,200	Shin Corp Pcl	1,105,874
128,700	Shin Corp Pcl (Foreign Registered)(c)	273,310
1,764,800	Thai Oil Pcl (Foreign Registered)	3,031,275
3,324,300	Thai Tap Water Supply Pcl (Foreign Registered)	1,014,652
767,200	Thanachart Capital Pcl (Foreign Registered)	757,026

	Total Thailand	37,372,178

	Turkey — 0.4%
1,555,224	Akbank TAS	4,853,533
1,806,167	Asya Katilim Bankasi AS*	1,219,682
260,476	Dogus Otomotiv Servis ve Ticaret AS	812,229
1,014,651	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	996,833
995,128	Emlak Konut Gayrimenkul Yatirim	969,000
168,354	Gubre Fabrikalari TAS*	216,367
319,964	Haci Omer Sabanci Holding AS	1,287,418
532,722	Ipek Dogal Enerji Kaynaklari Ve Uretim AS*	774,652
234,775	KOC Holding AS	962,525
46,865	Koza Altin Isletmeleri AS	484,379
1,162,862	Koza Anadolu Metal Madencilik Isletmeleri AS*	1,309,505
122,543	Pegasus Hava Tasimaciligi AS*	2,070,692
549,084	Tekfen Holding AS	1,281,735
78,556	Tupras-Turkiye Petrol Rafineriler AS	1,568,627
956,577	Turk Telekomunikasyon AS	2,653,273
1,004,772	Turkcell Iletisim Hizmetleri AS*	5,324,990
11,300	Turkcell Iletisim Hizmetleri AS ADR*	150,855
2,568,826	Turkiye Garanti Bankasi AS	8,326,935
3,891,344	Turkiye IS Bankasi-Class C	8,425,122
387,742	Turkiye Sise ve Cam Fabrikalari AS	490,792
1,783,952	Turkiye Vakiflar Bankasi TAO-Class D	3,174,780
1,151,404	Turkiye Halk Bankasi AS	6,514,057

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

2,080,613	Yapi ve Kredi Bankasi AS	3,605,037

	Total Turkey	57,473,018

	United Kingdom — 5.5%
61,257	Admiral Group Plc	1,331,554
219,066	Amlin Plc	1,667,656
249,043	Ashtead Group Plc	3,141,611
1,473,885	AstraZeneca Plc	87,441,095
1,051,352	Aviva Plc	7,865,637
2,321,734	BAE Systems Plc	16,750,827
1,126,665	Balfour Beatty Plc	5,367,672
5,582,771	Barclays Plc	25,244,635
579,477	Barratt Developments Plc	3,354,413
402,781	BG Group Plc	8,667,183
541,567	BHP Billiton Plc	16,804,766
10,877,173	BP Plc	88,149,838
311,234	British American Tobacco Plc	16,705,199
1,499,331	BT Group Plc	9,454,689
103,905	Bunzl Plc	2,496,947
126,460	Cape Plc	582,601
202,523	Catlin Group Ltd	1,949,634
526,802	Cobham Plc	2,398,075
404,373	Darty Plc	792,500
926,696	Debenhams Plc	1,122,589
3,908,818	Dixons Retail Plc*	3,140,677
321,380	Drax Group Plc	4,264,217
32,634	Eurasia Drilling Co Ltd GDR	1,469,173
333,888	Evraz Plc*	621,278
1,987,481	FirstGroup Plc	4,074,941
1,796,760	GlaxoSmithKline Plc	48,004,879
70,556	Globaltrans Investment Plc Sponsored GDR	1,120,721
1,054,167	Home Retail Group Plc	3,357,670
317,564	Imperial Tobacco Group Plc	12,311,354
309,530	Inchcape Plc	3,160,875
72,554	InterContinental Hotels Group Plc	2,420,138
280,009	Intermediate Capital Group Plc	1,952,377
42,256	JD Wetherspoon Plc	533,250
116,301	Lancashire Holdings Ltd	1,563,429
1,627,542	Legal & General Group Plc	6,016,140
10,438,653	Lloyds Banking Group Plc*	13,697,457
3,708,034	Man Group Plc	5,238,269
428,456	Marks & Spencer Group Plc	3,076,695
81,420	Micro Focus International Plc	1,036,478
221,315	National Express Group Plc	1,010,212
59,378	Next Plc	5,367,267
456,548	Prudential Plc	10,201,104
79,744	Punch Taverns Plc*	15,785
72,412	Reckitt Benckiser Group Plc	5,752,110
549,995	Rio Tinto Plc	31,080,017
253,480	Rolls-Royce Holdings Plc	5,361,448
1,064,196	Royal Bank of Scotland Group Plc*	5,993,349
2,093,694	Royal Dutch Shell Plc A Shares (London)	75,034,336
1,326,877	Royal Dutch Shell Plc B Shares (London)	50,050,023
244,751	Scottish & Southern Energy Plc	5,561,769
320,952	Spirit Pub Co Plc	408,644
460,657	Standard Life Assurance Plc	2,750,996
2,197,822	Tesco Plc	12,205,236
2,505,112	Thomas Cook Group Plc*	6,953,153
719,522	TUI Travel Plc	4,931,899

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

18,553,668	Vodafone Group Plc	73,049,313
575,633	William Hill Plc	3,837,359
326,746	WPP Plc	7,483,770

	Total United Kingdom	725,396,929

	United States — 18.3%
373,400	3M Co.	52,369,350
1,097,200	Abbott Laboratories	42,055,676
169,700	Accenture Plc-Class A	13,952,734
109,900	Adobe Systems, Inc.*	6,580,812
38,100	Allergan, Inc.	4,232,148
224,400	Amgen, Inc.	25,617,504
85,300	Apple, Inc.	47,862,683
45,100	Automatic Data Processing, Inc.	3,644,531
189,700	Baxter International, Inc.	13,193,635
112,900	Becton, Dickinson and Co.	12,474,321
75,200	Bed Bath & Beyond, Inc.*	6,038,560
608,900	Bristol-Myers Squibb Co.	32,363,035
976,200	Chevron Corp.	121,937,142
52,000	Church & Dwight Co., Inc.	3,446,560
3,113,600	Cisco Systems, Inc.	69,900,320
2,747,100	Coca-Cola Co. (The)	113,482,701
45,500	Cognizant Technology Solutions Corp.-Class A*	4,594,590
652,100	Colgate-Palmolive Co.	42,523,441
36,400	Copa Holdings SA-Class A	5,828,004
119,300	Costco Wholesale Corp.	14,197,893
83,200	Covidien Plc	5,665,920
97,300	CTC Media, Inc.	1,351,984
214,200	CVS Caremark Corp.	15,330,294
157,700	Danaher Corp.	12,174,440
310,600	eBay, Inc.*	17,048,834
403,000	Eli Lilly & Co.	20,553,000
699,700	EMC Corp.	17,597,455
241,500	Emerson Electric Co.	16,948,470
951,200	Express Scripts Holding Co.*	66,812,288
571,900	Exxon Mobil Corp.	57,876,280
187,200	General Mills, Inc.	9,343,152
43,400	Genuine Parts Co.	3,610,446
247,700	Gilead Sciences, Inc.*	18,614,655
119,200	Google, Inc.-Class A*	133,588,632
918,600	Hewlett-Packard Co.	25,702,428
98,800	Home Depot, Inc. (The)	8,135,192
110,400	Illinois Tool Works, Inc.	9,282,432
622,400	International Business Machines Corp.	116,743,568
112,700	Intuit, Inc.	8,601,264
1,329,400	Johnson & Johnson	121,759,746
110,900	Kimberly-Clark Corp.	11,584,614
69,000	Laboratory Corp. of America Holdings*	6,304,530
214,100	Lorillard, Inc.	10,850,588
15,800	Mastercard, Inc.-Class A	13,200,268
392,200	McDonald’s Corp.	38,055,166
37,300	McKesson Corp.	6,020,220
700,100	Medtronic, Inc.	40,178,739
587,500	Merck & Co., Inc.	29,404,375
3,285,300	Microsoft Corp.	122,968,779
93,000	Monsanto Co.	10,839,150
274,700	Nike, Inc.-Class B	21,602,408
3,358,300	Oracle Corp.	128,488,558
836,800	PepsiCo, Inc.	69,404,192

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

1,849,000	Pfizer, Inc.	56,634,870
1,230,200	Philip Morris International, Inc.	107,187,326
24,800	Precision Castparts Corp.	6,678,640
1,326,600	Procter & Gamble Co. (The)	107,998,506
584,200	Qualcomm, Inc.	43,376,850
17,500	Quest Diagnostics, Inc.	936,950
179,700	Southern Copper Corp.	5,159,187
175,700	Stryker Corp.	13,202,098
355,100	Sysco Corp.	12,819,110
292,100	Target Corp.	18,481,167
94,200	TJX Cos, Inc. (The)	6,003,366
215,900	United Technologies Corp.	24,569,420
489,500	UnitedHealth Group, Inc.	36,859,350
995,000	Wal-Mart Stores, Inc.	78,296,550
241,600	Walgreen Co.	13,877,504
93,700	WellPoint, Inc.	8,656,943
13,800	WW Grainger, Inc.	3,524,796
159,000	Zimmer Holdings, Inc.	14,817,210

	Total United States	2,391,017,550

	TOTAL COMMON STOCKS (COST $5,502,339,389)	6,036,032,551

	PREFERRED STOCKS(a) — 1.3%

	Brazil — 0.9%
266,600	AES Tiete SA	2,163,179
511,090	Banco Bradesco SA	6,319,381
411,610	Banco Bradesco SA ADR	5,157,473
269,600	Banco do Estado do Rio Grande do Sul SA-Class B	1,444,109
246,850	Bradespar SA	2,630,743
42,300	Braskem SA-Class A	376,514
54,700	Companhia de Transmissao de Energia Eletrica Paulista	621,730
879,527	Companhia Energetica de Minas Gerais	5,220,533
449,100	Companhia Energetica de Minas Gerais Sponsored ADR	3,498,489
145,600	Companhia Energetica de Sao Paulo-Class B	1,385,044
72,100	Companhia Paranaense de Energia ADR	947,394
104,300	Companhia Paranaense de Energia-Class B	1,355,756
734,100	Eletropaulo Metropolitana SA	2,902,565
530,800	Gerdau SA	4,122,981
215,100	Gerdau SA ADR	1,686,384
155,800	Gol Linhas Aereas Inteligentes SA	697,315
688,260	Itau Unibanco Holding SA	9,172,534
573,060	Itau Unibanco Holding SA ADR	7,776,424
2,667,770	Itausa-Investimentos Itau SA	10,078,620
273,100	Klabin SA	1,417,957
293,100	Metalurgica Gerdau SA	2,915,158
2,000,000	Oi SA	3,041,836
508,700	Petroleo Brasileiro SA (Petrobras)	3,684,823
203,800	Telefonica Brasil SA	3,865,705
261,200	Telefonica Brasil SA ADR	5,020,264
71,600	Tim Participacoes SA ADR	1,878,784
346,500	Usinas Siderrurgicas de Minas Gerais SA	2,087,445
1,927,200	Vale SA	26,708,849
253,300	Vale SA Sponsored ADR	3,548,733

	Total Brazil	121,726,722

	Germany — 0.2%
98,023	Porsche Automobil Holding SE	10,232,761

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

61,779	Volkswagen AG	17,385,759

	Total Germany	27,618,520

	Russia — 0.1%
1,062,224	Sberbank	2,590,404
11,081,751	Surgutneftegaz OJSC	8,726,314
842	Transneft	1,684,000

	Total Russia	13,000,718

	South Korea — 0.1%
20,180	Hyundai Motor Co	2,499,194
19,057	Hyundai Motor Co	2,260,507
3,498	Samsung Electronics Co Ltd (Non-Voting)	3,364,056

	Total South Korea	8,123,757

	TOTAL PREFERRED STOCKS (COST $172,514,236)	170,469,717

	RIGHTS/WARRANTS(a) — 0.0%

	Spain — 0.0%
846,079	Repsol SA, Expires 01/09/14*	577,319

	TOTAL RIGHTS/WARRANTS (COST $552,137)	577,319

	INVESTMENT FUNDS(a)— 0.5%

	Thailand — 0.0%
1,566,440	BTS Rail Mass Transit Growth Infrastructure Fund	410,396
3,853,600	TRUE Telecommunication Growth Infrastructure Fund*	1,172,733

	Total Thailand	1,583,129

	United States — 0.5%
1,370,464	iShares MSCI Emerging Markets ETF	57,244,282

	Total INVESTMENT FUNDS (COST $57,651,953)	58,827,411

	DEBT OBLIGATIONS(a) — 11.3%

	Asset-Backed Securities — 0.0%

	CMBS Collateralized Debt Obligations — 0.0%
1,599,400	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.04%, due 11/23/52	1,599

	Insured Other — 0.0%
2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	498,750

	Total Asset-Backed Securities	500,349

	Bank Loans — 0.0%
380,447	Caesars Entertainment Corp. Term Loan B1, 3.24%, due 01/28/15	378,545
777,270	Caesars Entertainment Corp. Term Loan B3, 3.24%, due 01/28/15	769,497

	Total Bank Loans	1,148,042

	U.S. Government — 11.3%
399,857,570	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25(d)	459,086,473
27,796,560	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27(d)	31,963,876
44,145,200	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14(d)	44,427,994
280,062,956	U.S. Treasury Inflation Indexed Note, 1.13%, due 01/15/21(d)	294,066,104
653,121,155	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22(d)	626,894,422

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2013 (Unaudited)

21,489,020	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/14(d)	21,473,913

	Total U.S. Government	1,477,912,782

	TOTAL DEBT OBLIGATIONS (COST $1,519,036,025)	1,479,561,173

	MUTUAL FUNDS — 31.8%

	United States — 31.8%

	Affiliated Issuers — 31.8%
76,496,468	GMO Alpha Only Fund, Class IV	1,829,795,504
36,483,110	GMO Alternative Asset Opportunity Fund	1,156,149,758
26,681,811	GMO Debt Opportunities Fund, Class VI	719,074,815
47,209,546	GMO Emerging Country Debt Fund, Class IV	452,739,551

	TOTAL MUTUAL FUNDS (COST $4,163,538,480)	4,157,759,628

	SHORT-TERM INVESTMENTS(a) — 9.2%

	Money Market Funds — 0.8%
112,586,769	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(e)	112,586,769

	U.S. Government — 8.4%
107,000,000	U.S. Treasury Bill, 0.06%, due 05/29/14(f)	106,973,785
189,373,700	U.S. Treasury Bill, 0.07%, due 04/03/14(f)(g)	189,340,181
86,000,000	U.S. Treasury Bill, 0.04%, due 03/13/14(f)(g)	85,993,292
247,000,000	U.S. Treasury Bill, 0.05%, due 04/10/14(f)	246,968,137
90,000,000	U.S. Treasury Bill, 0.08%, due 09/18/14(f)(g)	89,951,400
377,700,000	U.S. Treasury Bill, 0.07%, due 02/13/14(f)(g)	377,668,420

	Total U.S. Government	1,096,895,215

	TOTAL SHORT-TERM INVESTMENTS (COST $1,209,391,968)	1,209,481,984

	TOTAL INVESTMENTS — 100.2% (Cost $12,625,024,188)	13,112,709,783

	Other Assets and Liabilities (net) — (0.2%)	(29,132,719)

	TOTAL NET ASSETS — 100.0%	$13,083,577,064

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

December 31, 2013 (Unaudited)

A summary of outstanding financial instruments at December 31, 2013 is as follows:

Forward Currency Contracts(a)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
02/20/2014	MSCI	AUD	101,107,000	USD	89,678,572	$(315,522)
01/09/2014	BCLY	CAD	25,887,000	USD	24,718,319	352,415
02/05/2014	BCLY	CHF	32,743,824	USD	36,176,674	(538,752)
02/05/2014	DB	CHF	34,570,691	USD	38,206,014	(557,866)
01/21/2014	MSCI	DKK	32,152,000	USD	5,840,424	(89,484)
02/13/2014	BCLY	EUR	179,430,557	USD	246,891,961	53,686
02/13/2014	DB	EUR	179,430,557	USD	247,046,092	207,816
02/13/2014	GS	EUR	179,430,557	USD	246,996,390	158,114
02/13/2014	JPM	EUR	180,332,328	USD	248,213,203	134,384
01/16/2014	BCLY	GBP	125,264,741	USD	200,019,827	(7,394,448)
01/16/2014	GS	GBP	63,731,184	USD	101,373,052	(4,153,509)
01/16/2014	JPM	GBP	79,327,133	USD	127,223,748	(4,126,699)
01/16/2014	MSCI	GBP	124,626,795	USD	198,366,124	(7,991,834)
01/23/2014	BCLY	JPY	26,108,673,841	USD	259,235,069	11,294,279
01/23/2014	MSCI	JPY	20,400,022,876	USD	203,172,857	9,444,220
01/21/2014	DB	NOK	48,451,348	USD	7,922,453	(60,453)
01/21/2014	GS	NOK	44,440,652	USD	7,259,280	(62,818)
01/14/2014	DB	NZD	7,991,264	USD	6,684,724	116,409
01/14/2014	JPM	NZD	160,000	USD	129,980	(1,530)
01/21/2014	MSCI	SEK	143,715,000	USD	21,771,996	(565,359)
01/28/2014	GS	SGD	3,676,000	USD	2,927,500	14,566
01/28/2014	JPM	SGD	20,681,000	USD	16,515,956	127,933

						$(3,954,452)

Written Options(a)

Index Options

	Number of Contracts	Expiration Date	Description	Premiums	Market Value
Put	13	01/17/2014	Euro STOXX 50, Strike 2,975	$5,597$	(1,574)
Put	3,993	01/17/2014	Euro STOXX 50, Strike 3,050	2,593,857	(1,043,089)
Put	31	01/17/2014	Euro STOXX 50, Strike 3,100	18,619	(14,264)
Put	453	01/17/2014	FTSE 100, Strike 6,600	459,046	(110,257)
Put	29	01/17/2014	FTSE 100, Strike 6,750	36,338	(26,929)
Put	34	01/29/2014	Hang Seng, Strike 22,800	77,819	(30,377)
Put	252	01/29/2014	Hang Seng, Strike 23,200	488,242	(422,349)
Put	657	01/10/2014	Nikkei 225, Strike 15,375	2,434,254	(139,696)
Put	133	01/10/2014	Nikkei 225, Strike 15,625	302,563	(47,623)
Put	79	01/10/2014	Nikkei 225, Strike 15,875	164,105	(46,142)
Put	1,086	01/18/2014	S&P 500, Strike 1,810	1,887,639	(814,500)
Put	55	01/18/2014	S&P 500, Strike 1,840	89,462	(83,050)
Put	1,178	01/17/2014	S&P TSX 60, Strike 770	58,289	(26,615)
Put	64	01/17/2014	S&P TSX 60, Strike 785	4,433	(3,314)
Put	55	01/16/2014	SPI 200, Strike 5,075	45,351	(1,090)
Put	619	01/16/2014	SPI 200, Strike 5,100	234,870	(18,153)
Put	279	01/16/2014	SPI 200, Strike 5,275	109,744	(35,242)

				$9,010,228	$(2,864,264)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

December 31, 2013 (Unaudited)

As of December 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

REIT - Real Estate Investment Trust

The rates shown on variable interest rate notes are the current interest rates at December 31, 2013, which are subject to change based on the terms of the security.

*	Non-income producing security.
(a)	All or a portion of this security is owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.
(d)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(e)	The rate disclosed is the 7 day net yield as of December 31, 2013. Note: Yield rounds to 0.00%.
(f)	The rate shown represents yield-to-maturity.
(g)	All or a portion of this security has been pledged to cover margin requirements on futures and cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

December 31, 2013 (Unaudited)

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Wells Fargo Advantage Asset Allocation Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name		Shares	Value

Investment Companies : 100.11%
Asset Allocation Trust (l)		445,136,848	$6,731,760,104

Total Investment Companies (Cost $4,944,709,965)			6,731,760,104

Total investments in securities (Cost $4,944,709,965)*	100.11%		6,731,760,104
Other assets and liabilities, net	(0.11)		(7,117,861)

Total net assets	100.00%		$6,724,642,243

(l)	Investment in an affiliate
*	Cost for federal income tax purposes is $4,944,885,558 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $1,786,874,546
Gross unrealized depreciation 0
Net unrealized appreciation $1,786,874,546

1

Wells Fargo Advantage Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”), U.S. and foreign fixed income securities and, from time to time, other alternative asset classes. At December 31, 2013, the Fund owned 100% of Asset Allocation Trust.

Valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The Fund values its investment in Asset Allocation Trust at net asset value.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 88.86%

Consumer Discretionary : 15.28%

Auto Components : 2.30%
Johnson Controls Incorporated	155,000	$7,951,500
TRW Automotive Holdings Corporation †	90,000	6,695,100

		14,646,600

Distributors : 3.07%
Genuine Parts Company	235,000	19,549,650

Hotels, Restaurants & Leisure : 0.66%
Marriott International Incorporated Class A	85,000	4,195,600

Household Durables : 2.98%
Jarden Corporation †	310,000	19,018,500

Media : 6.27%
Comcast Corporation Class A	380,000	19,746,700
DISH Network Corporation	350,000	20,272,000

		40,018,700

Consumer Staples : 6.60%

Food & Staples Retailing : 2.58%
CVS Caremark Corporation	230,000	16,461,100

Food Products : 0.49%
Kraft Foods Group Incorporated	25,000	1,348,000
Mondelez International Incorporated Class A	50,000	1,765,000

		3,113,000

Household Products : 2.06%
Church & Dwight Company Incorporated	145,000	9,610,600
Colgate-Palmolive Company	30,000	1,956,300
Kimberly-Clark Corporation	15,000	1,566,900

		13,133,800

Personal Products : 1.47%
Estee Lauder Companies Incorporated Class A	125,000	9,415,000

Energy : 10.14%

Energy Equipment & Services : 1.61%
Bristow Group Incorporated	40,000	3,002,400
Dresser-Rand Group Incorporated †	70,000	4,174,100
Hornbeck Offshore Services Incorporated †	10,000	492,300
National Oilwell Varco Incorporated	10,000	795,300
Schlumberger Limited	20,000	1,802,200

		10,266,300

Oil, Gas & Consumable Fuels : 8.53%
Antero Resources Corporation †	30,000	1,903,200
ConocoPhillips Company	70,000	4,945,500
EOG Resources Incorporated	30,000	5,035,200
Marathon Oil Corporation	60,000	2,118,000
Marathon Petroleum Corporation	150,000	13,759,500

1

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66	310,000	$23,910,300
Pioneer Natural Resources Company	15,000	2,761,050

		54,432,750

Financials : 3.93%

Commercial Banks : 1.38%
Branch Banking & Trust Corporation	20,000	746,400
PNC Financial Services Group Incorporated	35,000	2,715,300
Regions Financial Corporation	200,000	1,978,000
SunTrust Banks Incorporated	90,000	3,312,900

		8,752,600

REITs : 2.55%
Plum Creek Timber Company	350,000	16,278,500

Health Care : 16.50%

Biotechnology : 5.31%
Biogen Idec Incorporated †	40,000	11,190,000
BioMarin Pharmaceutical Incorporated †	40,000	2,810,800
Celgene Corporation †	50,000	8,448,000
Incyte Corporation †	5,000	253,150
Medivation Incorporated †	175,000	11,168,500

		33,870,450

Health Care Equipment & Supplies : 3.51%
CareFusion Corporation †	100,000	3,982,000
Covidien plc	270,000	18,387,000

		22,369,000

Health Care Providers & Services : 1.45%
DaVita Incorporated †	40,000	2,534,800
McKesson Corporation	35,000	5,649,000
Owens & Minor Incorporated «	30,000	1,096,800

		9,280,600

Life Sciences Tools & Services : 0.09%
Thermo Fisher Scientific Incorporated	5,000	556,750

Pharmaceuticals : 6.14%
AbbVie Incorporated	275,000	14,522,750
Actavis plc †	30,000	5,040,000
Allergan Incorporated	90,000	9,997,200
Forest Laboratories Incorporated †	90,000	5,402,700
Mylan Laboratories Incorporated †	70,000	3,038,000
Salix Pharmaceuticals Limited †	13,000	1,169,220

		39,169,870

Industrials : 17.15%

Aerospace & Defense : 3.06%
Lockheed Martin Corporation	85,000	12,636,100
Precision Castparts Corporation	15,000	4,039,500
United Technologies Corporation	25,000	2,845,000

		19,520,600

2

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Building Products : 1.95%
Apogee Enterprises Incorporated	110,000	$3,950,100
Lennox International Incorporated	100,000	8,506,000

		12,456,100

Construction & Engineering : 1.37%
Chicago Bridge & Iron Company NV	105,000	8,729,700

Electrical Equipment : 4.77%
AMETEK Incorporated	125,000	6,583,750
Eaton Corporation plc	90,000	6,850,800
Rockwell Automation Incorporated	20,000	2,363,200
Roper Industries Incorporated	55,000	7,627,400
Sensata Technologies Holdings NV †	180,000	6,978,600

		30,403,750

Industrial Conglomerates : 0.42%
Danaher Corporation	15,000	1,158,041
General Electric Company	55,000	1,541,650

		2,699,691

Machinery : 3.20%
Chart Industries Incorporated †	5,000	478,200
Donaldson Company Incorporated	40,000	1,738,400
Flowserve Corporation	40,000	3,153,200
IDEX Corporation	100,000	7,385,000
Pall Corporation	90,000	7,681,500

		20,436,300

Road & Rail : 2.38%
Hertz Global Holdings Incorporated †	530,000	15,168,600

Information Technology : 10.25%

Computers & Peripherals : 1.94%
Seagate Technology plc	220,000	12,355,200

Electronic Equipment, Instruments & Components : 6.02%
Amphenol Corporation Class A	150,000	13,377,000
FEI Company	280,000	25,020,800

		38,397,800

IT Services : 2.15%
Automatic Data Processing Incorporated	170,000	13,737,700

Software : 0.14%
Nuance Communications Incorporated †	60,000	912,000

Materials : 7.19%

Chemicals : 7.19%
Eastman Chemical Company	15,000	1,210,500
FMC Corporation	30,000	2,263,800
LyondellBasell Industries NV Class A	280,000	22,478,400
PPG Industries Incorporated	40,000	7,586,400
Sigma-Aldrich Corporation	25,000	2,350,250
Valspar Corporation	80,000	5,703,200

3

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name			Shares	Value

Chemicals (continued)
Westlake Chemical Corporation			35,000	$4,272,450

				45,865,000

Utilities : 1.82%

Electric Utilities : 1.46%
American Electric Power Company Incorporated			100,000	4,674,000
Edison International			100,000	4,630,000

				9,304,000

Independent Power Producers & Energy Traders : 0.36%
NRG Energy Incorporated			80,000	2,297,600

Total Common Stocks (Cost $441,944,422)				566,812,811

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 10.27%

Energy : 0.55%

Energy Equipment & Services : 0.16%
Hornbeck Offshore Services Incorporated	5.88%	4-1-2020	$1,000,000	1,032,500

Oil, Gas & Consumable Fuels : 0.39%
Atlas Pipeline Partners LP 144A	5.88	8-1-2023	650,000	619,125
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	2,000,000	1,870,000

				2,489,125

Health Care : 3.06%

Health Care Providers & Services : 0.16%
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	1,000,000	1,012,500

Pharmaceuticals : 2.90%
Salix Pharmaceuticals Limited 144A	6.00	1-15-2021	2,500,000	2,562,500
Valeant Pharmaceuticals International Incorporated 144A	7.00	10-1-2020	11,253,000	12,125,108
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	3,560,000	3,831,450

				18,519,058

Industrials : 1.61%

Air Freight & Logistics : 0.33%
Bristow Group Incorporated	6.25	10-15-2022	2,000,000	2,111,400

Building Products : 0.20%
Dycom Investments Incorporated	7.13	1-15-2021	1,200,000	1,293,000

Commercial Services & Supplies : 0.29%
Iron Mountain Incorporated	5.75	8-15-2024	2,000,000	1,855,000

Electrical Equipment : 0.46%
General Cable Corporation 144A	6.50	10-1-2022	3,000,000	2,940,000

Road & Rail : 0.33%
Hertz Corporation	6.25	10-15-2022	2,000,000	2,065,000

4

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Materials : 2.99%

Chemicals : 2.99%
Kraton Polymers LLC	6.75%	3-1-2019	$1,770,000	$1,862,925
Olin Corporation	5.50	8-15-2022	1,000,000	997,500
Tronox Finance LLC «	6.38	8-15-2020	15,863,000	16,180,260

				19,040,685

Utilities : 2.06%

Independent Power Producers & Energy Traders : 2.06%
NRG Energy Incorporated	6.63	3-15-2023	500,000	503,749
NRG Energy Incorporated	7.88	5-15-2021	11,418,000	12,645,435

				13,149,184

Total Corporate Bonds and Notes (Cost $62,950,791)				65,507,452

Yankee Corporate Bonds and Notes : 0.44%

Industrials : 0.15%

Electrical Equipment : 0.15%
Sensata Technologies Holdings B.V. 144A	4.88	10-15-2023	1,000,000	940,000

Information Technology : 0.29%

Computers & Peripherals : 0.29%
Seagate Technology HDD Holdings 144A	4.75	6-1-2023	2,000,000	1,870,000

Total Yankee Corporate Bonds and Notes (Cost $3,000,000)				2,810,000

	Yield		Shares

Short-Term Investments : 2.00%

Investment Companies : 2.00%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.06		2,239,017	2,239,017
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.08		10,552,575	10,552,575

Total Short-Term Investments (Cost $12,791,592)				12,791,592

Total investments in securities (Cost $520,686,805)*	101.57%			647,921,855
Other assets and liabilities, net	(1.57)			(10,021,015)

Total net assets	100.00%			$637,900,840

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

5

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

*	Cost for federal income tax purposes is $520,813,857 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $128,698,375
Gross unrealized depreciation (1,590,377)
Net unrealized appreciation $127,107,998

6

Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$566,812,811	$0	$0	$566,812,811
Corporate bonds and notes	0	65,507,452	0	65,507,452
Yankee corporate bonds and notes	0	2,810,000	0	2,810,000
Short-term investments
Investment companies	2,239,017	10,552,575	0	12,791,592

	$569,051,828	$78,870,027	$0	$647,921,855

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 28.48%

Consumer Discretionary : 4.90%

Auto Components : 0.28%
Johnson Controls Incorporated	20,000	$1,026,000

Distributors : 1.11%
Genuine Parts Company	50,000	4,159,500

Household Durables : 1.07%
Jarden Corporation †	65,000	3,987,750

Media : 2.44%
Comcast Corporation Class A	75,000	3,897,375
DISH Network Corporation	90,000	5,212,800

		9,110,175

Consumer Staples : 1.90%

Food & Staples Retailing : 0.77%
CVS Caremark Corporation	40,000	2,862,800

Food Products : 0.14%
Kraft Foods Group Incorporated	10,000	539,200

Household Products : 0.44%
Church & Dwight Company Incorporated	25,000	1,657,000

Personal Products : 0.55%
Estee Lauder Companies Incorporated Class A	27,000	2,033,640

Energy : 3.01%

Energy Equipment & Services : 0.16%
Dresser-Rand Group Incorporated †	10,000	596,300

Oil, Gas & Consumable Fuels : 2.85%
Antero Resources Corporation †	6,000	380,640
ConocoPhillips Company	30,000	2,119,500
Marathon Petroleum Corporation	30,000	2,751,900
Phillips 66	70,000	5,399,100

		10,651,140

Financials : 1.12%

REITs : 1.12%
Plum Creek Timber Company	90,000	4,185,900

Health Care : 5.12%

Biotechnology : 1.61%
Biogen Idec Incorporated †	5,000	1,398,750
BioMarin Pharmaceutical Incorporated †	5,000	351,350
Celgene Corporation †	10,000	1,689,600
Medivation Incorporated †	40,000	2,552,800

		5,992,500

Health Care Equipment & Supplies : 1.25%
CareFusion Corporation †	15,000	597,300

1

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Covidien PLC	60,000	$4,086,000

		4,683,300

Health Care Providers & Services : 0.10%
Owens & Minor Incorporated «	10,000	365,600

Pharmaceuticals : 2.16%
Abbvie Incorporated	70,000	3,696,700
Actavis plc †	5,000	840,000
Allergan Incorporated	20,000	2,221,600
Mylan Incorporated †	30,000	1,302,000

		8,060,300

Industrials : 6.25%

Aerospace & Defense : 1.84%
Lockheed Martin Corporation	37,000	5,500,420
Precision Castparts Corporation	3,000	807,900
United Technologies Corporation	5,000	569,000

		6,877,320

Building Products : 0.58%
Apogee Enterprises Incorporated	13,000	466,830
Lennox International Incorporated	20,000	1,701,200

		2,168,030

Construction & Engineering : 0.78%
Chicago Bridge & Iron Company NV	35,000	2,909,900

Electrical Equipment : 1.42%
Eaton Corporation PLC	10,000	761,200
Rockwell Automation Incorporated	5,000	590,800
Roper Industries Incorporated	20,000	2,773,600
Sensata Technologies Holdings NV †	30,000	1,163,100

		5,288,700

Industrial Conglomerates : 0.15%
General Electric Company	20,000	560,600

Machinery : 0.64%
Flowserve Corporation	10,000	788,300
IDEX Corporation	10,000	738,500
Pall Corporation	10,000	853,500

		2,380,300

Road & Rail : 0.84%
Hertz Global Holdings Incorporated †	110,000	3,148,200

Information Technology : 3.25%

Computers & Peripherals : 0.68%
Seagate Technology PLC	45,000	2,527,200

Electronic Equipment, Instruments & Components : 1.60%
Amphenol Corporation Class A	22,000	1,961,960

2

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name			Shares	Value

Electronic Equipment, Instruments & Components (continued)
FEI Company			45,000	$4,021,200

				5,983,160

IT Services : 0.97%
Automatic Data Processing Incorporated			45,000	3,636,450

Materials : 2.19%

Chemicals : 2.19%
LyondellBasell Industries NV Class A			80,000	6,422,399
Sigma-Aldrich Corporation			5,000	470,050
Valspar Corporation			8,000	570,320
Westlake Chemical Corporation			6,000	732,420

				8,195,189

Utilities : 0.74%

Electric Utilities : 0.62%
American Electric Power Company Incorporated			25,000	1,168,500
Edison International			25,000	1,157,500

				2,326,000

Independent Power Producers & Energy Traders : 0.12%
NRG Energy Incorporated			15,000	430,800

Total Common Stocks (Cost $85,057,418)				106,342,954

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 64.35%

Consumer Discretionary : 5.10%

Auto Components : 1.00%
Lear Corporation 144A	4.75%	1-15-2023	$4,000,000	3,750,000

Media : 2.04%
DISH DBS Corporation	5.00	3-15-2023	8,160,000	7,609,200

Specialty Retail : 2.06%
Penske Auto Group Incorporated	5.75	10-1-2022	7,511,000	7,679,998

Consumer Staples : 0.65%

Food Products : 0.65%
Post Holdings Incorporated	7.38	2-15-2022	2,000,000	2,140,000
Post Holdings Incorporated 144A	7.38	2-15-2022	250,000	267,500

				2,407,500

Energy : 9.43%

Energy Equipment & Services : 5.59%
Atwood Oceanics Incorporated	6.50	2-1-2020	2,500,000	2,668,750
Bristow Group Incorporated	6.25	10-15-2022	2,000,000	2,111,400
Dresser-Rand Group Incorporated	6.50	5-1-2021	3,485,000	3,711,525
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	12,000,000	12,390,000

				20,881,675

3

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels : 3.84%
Atlas Pipeline Partners LP 144A	5.88%	8-1-2023	$8,966,000	$8,540,115
Regency Energy Partners LP	4.50	11-1-2023	1,000,000	910,000
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	5,000,000	4,887,500

				14,337,615

Financials : 0.39%

REITs : 0.39%
Sabra Health Care Incorporated	5.38	6-1-2023	1,500,000	1,458,750

Health Care : 9.97%

Health Care Equipment & Supplies : 2.41%
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,080,000
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	3,000,000	3,165,000
Hologic Incorporated	6.25	8-1-2020	4,500,000	4,747,500

				8,992,500

Pharmaceuticals : 7.56%
Endo Pharmaceuticals Holdings Incorporated	7.00	12-15-2020	7,440,000	7,960,800
Forest Laboratories Incorporated 144A	5.00	12-15-2021	3,000,000	3,011,250
Salix Pharmaceuticals Limited 144A	6.00	1-15-2021	5,300,000	5,432,500
Valeant Pharmaceuticals International Incorporated 144A	7.00	10-1-2020	1,000,000	1,077,500
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	10,000,000	10,762,500

				28,244,550

Industrials : 14.22%

Commercial Services & Supplies : 5.48%
Clean Harbors Incorporated	5.13	6-1-2021	2,000,000	2,020,000
Iron Mountain Incorporated	5.75	8-15-2024	19,880,000	18,438,700

				20,458,700

Construction & Engineering : 2.60%
Dycom Investments Incorporated	7.13	1-15-2021	9,000,000	9,697,500

Electrical Equipment : 2.93%
General Cable Corporation 144A	6.50	10-1-2022	11,150,000	10,927,000

Machinery : 0.31%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,179,563

Road & Rail : 2.90%
Hertz Corporation	6.25	10-15-2022	10,500,000	10,841,250

Information Technology : 2.21%

Electronic Equipment, Instruments & Components : 0.92%
Belden Incorporated 144A	5.50	9-1-2022	3,500,000	3,430,000

IT Services : 1.29%
Neustar Incorporated	4.50	1-15-2023	5,350,000	4,828,375

Materials : 14.18%

Chemicals : 6.47%
Huntsman International LLC	4.88	11-15-2020	1,100,000	1,083,500
Kraton Polymers LLC	6.75	3-1-2019	16,000,000	16,840,000

4

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Olin Corporation	5.50%	8-15-2022	$6,250,000	$6,234,375

				24,157,875

Containers & Packaging : 2.79%
Greif Incorporated	7.75	8-1-2019	1,200,000	1,362,000
Sealed Air Corporation 144A	5.25	4-1-2023	3,650,000	3,549,625
Sealed Air Corporation 144A	6.50	12-1-2020	3,000,000	3,225,000
Sealed Air Corporation 144A	8.38	9-15-2021	2,000,000	2,270,000

				10,406,625

Metals & Mining : 4.92%
Commercial Metals Company	4.88	5-15-2023	2,000,000	1,860,000
Tronox Finance LLC «	6.38	8-15-2020	16,200,000	16,524,000

				18,384,000

Telecommunication Services : 2.00%

Wireless Telecommunication Services : 2.00%
SBA Communications Corporation	5.63	10-1-2019	3,300,000	3,399,000
SBA Telecommunications Incorporated	5.75	7-15-2020	2,000,000	2,080,000
SBA Telecommunications Incorporated	8.25	8-15-2019	1,836,000	1,969,110

				7,448,110

Utilities : 6.20%

Independent Power Producers & Energy Traders : 6.20%
AES Corporation	4.88	5-15-2023	1,000,000	935,000
AES Corporation	8.00	6-1-2020	2,550,000	2,983,500
Calpine Corporation 144A	5.88	1-15-2024	500,000	488,750
Calpine Corporation 144A	6.00	1-15-2022	1,625,000	1,665,625
NRG Energy Incorporated	6.63	3-15-2023	1,000,000	1,007,500
NRG Energy Incorporated	7.88	5-15-2021	14,500,000	16,058,750

				23,139,125

Total Corporate Bonds and Notes (Cost $238,207,586)				240,259,911

Yankee Corporate Bonds and Notes : 4.87%

Energy : 0.86%

Energy Equipment & Services : 0.86%
Precision Drilling Corporation	6.63	11-15-2020	3,000,000	3,202,500

Industrials : 0.50%

Electrical Equipment : 0.50%
Sensata Technologies B.V. 144A	4.88	10-15-2023	2,000,000	1,880,000

Information Technology : 3.51%

Computers & Peripherals : 3.51%
Seagate Technology HDD 144A	4.75	6-1-2023	14,000,000	13,090,000

Total Yankee Corporate Bonds and Notes (Cost $18,850,763)				18,172,500

5

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name		Yield	Shares	Value

Short-Term Investments : 4.71%

Investment Companies : 4.71%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.06%	5,826,970	$5,826,970
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.08	11,751,750	11,751,750

Total Short-Term Investments (Cost $17,578,720)				17,578,720

Total investments in securities (Cost $359,694,487)*	102.41%			382,354,085
Other assets and liabilities, net	(2.41)			(8,989,271)

Total net assets	100.00%			$373,364,814

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $359,885,902 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $28,085,554
Gross unrealized depreciation (5,617,371)
Net unrealized appreciation $22,468,183

6

Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$106,342,954	$0	$0	$106,342,954
Corporate bonds and notes	0	240,259,911	0	240,259,911
Yankee corporate bonds and notes	0	18,172,500	0	18,172,500
Short-term investments
Investment companies	5,826,970	11,751,750	0	17,578,720

	$112,169,924	$270,184,161	$0	$382,354,085

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 0.02%
FHLMC	10.50%	1-1-2016	$229	$243
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	97,412	118,540

Total Agency Securities (Cost $103,650)				118,783

			Shares

Common Stocks : 62.95%

Consumer Discretionary : 7.84%

Auto Components : 0.27%
BorgWarner Incorporated			6,473	361,905
Delphi Automotive plc			8,000	481,040
Johnson Controls Incorporated			19,382	994,297
The Goodyear Tire & Rubber Company			7,040	167,904
				2,005,146

Automobiles : 0.47%
Ford Motor Company			108,673	1,676,824
General Motors Company †			32,172	1,314,870
Harley-Davidson Incorporated			6,262	433,581
				3,425,275

Distributors : 0.05%
Genuine Parts Company			4,354	362,209

Diversified Consumer Services : 0.04%
Graham Holdings Company Class B			123	81,588
H&R Block Incorporated			7,740	224,770
				306,358

Hotels, Restaurants & Leisure : 1.09%
Carnival Corporation			12,378	497,224
Chipotle Mexican Grill Incorporated †			864	460,322
Darden Restaurants Incorporated			3,892	211,608
International Game Technology			7,081	128,591
Marriott International Incorporated Class A			6,322	312,054
McDonald’s Corporation			27,840	2,701,315
Starbucks Corporation			21,312	1,670,648
Starwood Hotels & Resorts Worldwide Incorporated			5,356	425,534
Wyndham Worldwide Corporation			3,632	267,642
Wynn Resorts Limited			2,264	439,691
Yum! Brands Incorporated			12,584	951,476
				8,066,105

Household Durables : 0.26%
D.R. Horton Incorporated			8,183	182,645
Garmin Limited			3,458	159,829
Harman International Industries Incorporated			1,898	155,351
Leggett & Platt Incorporated			4,016	124,255
Lennar Corporation			4,858	192,182
Mohawk Industries Incorporated †			1,761	262,213
Newell Rubbermaid Incorporated			8,110	262,845
Pulte Homes Incorporated			10,233	208,446
Whirlpool Corporation			2,218	347,915
				1,895,681

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value

Internet & Catalog Retail : 0.94%
Amazon.com Incorporated †	10,416	$4,153,797
Expedia Incorporated	2,932	204,243
Netflix Incorporated †	1,683	619,630
priceline.com Incorporated †	1,436	1,669,206
TripAdvisor Incorporated †	3,115	258,015
		6,904,891

Leisure Equipment & Products : 0.09%
Hasbro Incorporated	3,279	180,378
Mattel Incorporated	9,583	455,959
		636,337

Media : 2.34%
Cablevision Systems Corporation New York Group Class A	6,125	109,821
CBS Corporation Class B	15,937	1,015,824
Comcast Corporation Class A	73,261	3,807,008
DIRECTV Group Incorporated †	13,796	953,166
Discovery Communications Incorporated Class A †	6,376	576,518
Gannett Company Incorporated	6,573	194,429
Interpublic Group of Companies Incorporated	11,742	207,833
News Corporation Class A †	14,071	253,559
Omnicom Group Incorporated	7,191	534,795
Scripps Networks Interactive Incorporated	3,083	266,402
Time Warner Cable Incorporated	7,904	1,070,992
Time Warner Incorporated	25,498	1,777,721
Twenty-First Century Fox Incorporated	55,576	1,955,164
Viacom Incorporated Class B	11,559	1,009,563
Walt Disney Company	46,386	3,543,890
		17,276,685

Multiline Retail : 0.44%
Dollar General Corporation †	8,467	510,729
Dollar Tree Incorporated †	5,892	332,427
Family Dollar Stores Incorporated	2,744	178,278
Kohl’s Corporation	5,704	323,702
Macy’s Incorporated	10,448	557,923
Nordstrom Incorporated	4,034	249,301
Target Corporation	17,552	1,110,515
		3,262,875

Specialty Retail : 1.39%
AutoNation Incorporated †	1,806	89,740
AutoZone Incorporated †	951	454,521
Bed Bath & Beyond Incorporated †	6,102	489,991
Best Buy Company Incorporated	7,849	313,018
CarMax Incorporated †	6,180	290,584
GameStop Corporation Class A	3,362	165,612
Gap Incorporated	7,429	290,325
Home Depot Incorporated	39,743	3,272,439
L Brands Incorporated	6,829	422,374
Lowe’s Companies Incorporated	29,588	1,466,085
O’Reilly Automotive Incorporated †	2,996	385,615
PetSmart Incorporated	2,914	211,994
Ross Stores Incorporated	6,070	454,825
Staples Incorporated	18,755	298,017
Tiffany & Company	3,083	286,041
TJX Companies Incorporated	20,013	1,275,428

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Specialty Retail (continued)
Urban Outfitters Incorporated †	3,092	$114,713

		10,281,322

Textiles, Apparel & Luxury Goods : 0.46%
Coach Incorporated	7,872	441,855
Fossil Group Incorporated †	1,390	166,717
Michael Kors Holdings Limited †	4,844	393,284
Nike Incorporated Class B	20,892	1,642,947
PVH Corporation	2,346	319,103
Ralph Lauren Corporation	1,669	294,695
VF Corporation	2,451	152,795

		3,411,396

Consumer Staples : 6.11%

Beverages : 1.36%
Beam Incorporated	4,560	310,354
Brown-Forman Corporation Class B	4,537	342,861
Coca-Cola Enterprises Incorporated	6,770	298,760
Constellation Brands Incorporated Class A †	4,670	328,675
Dr Pepper Snapple Group Incorporated	5,599	272,783
Molson Coors Brewing Company	4,432	248,857
Monster Beverage Corporation †	3,860	261,592
PepsiCo Incorporated	43,032	3,569,074
The Coca-Cola Company	106,811	4,412,362

		10,045,318

Food & Staples Retailing : 1.47%
Costco Wholesale Corporation	12,268	1,460,015
CVS Caremark Corporation	33,595	2,404,394
Kroger Company	14,661	579,549
Safeway Incorporated	6,816	221,997
Sysco Corporation	16,326	589,369
Wal-Mart Stores Incorporated	45,626	3,590,310
Walgreen Company	23,801	1,367,129
Whole Foods Market Incorporated	10,201	589,924

		10,802,687

Food Products : 0.98%
Archer Daniels Midland Company	18,316	794,914
Campbell Soup Company	5,045	218,348
ConAgra Foods Incorporated	11,747	395,874
General Mills Incorporated	17,735	885,154
Hormel Foods Corporation	3,778	170,652
JM Smucker Company	2,932	303,814
Kellogg Company	7,191	439,154
Kraft Foods Group Incorporated	16,692	900,033
McCormick & Company Incorporated	3,691	254,384
Mead Johnson Nutrition Company	5,681	475,841
Mondelez International Incorporated Class A	49,222	1,737,537
The Hershey Company	4,167	405,157
Tyson Foods Incorporated Class A	7,648	255,902

		7,236,764

Household Products : 1.25%
Clorox Company	3,600	333,936
Colgate-Palmolive Company	24,606	1,604,557
Kimberly-Clark Corporation	10,635	1,110,932

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value

Household Products (continued)
Procter & Gamble Company	75,732	$6,165,342

		9,214,767

Personal Products : 0.10%
Avon Products Incorporated	12,108	208,500
Estee Lauder Companies Incorporated Class A	7,218	543,660

		752,160

Tobacco : 0.95%
Altria Group Incorporated	55,457	2,128,994
Lorillard Incorporated	10,393	526,717
Philip Morris International	44,785	3,902,117
Reynolds American Incorporated	8,806	440,212

		6,998,040

Energy : 6.45%

Energy Equipment & Services : 1.17%
Baker Hughes Incorporated	12,387	684,506
Cameron International Corporation †	6,651	395,934
Diamond Offshore Drilling Incorporated	1,935	110,140
Ensco plc Class A	6,532	373,500
FMC Technologies Incorporated †	6,550	341,976
Halliburton Company	23,673	1,201,405
Helmerich & Payne Incorporated	2,987	251,147
Nabors Industries Limited	7,273	123,568
National Oilwell Varco Incorporated	11,912	947,361
Noble Corporation plc	7,063	264,651
Rowan Companies plc †	3,499	123,725
Schlumberger Limited	36,948	3,329,384
Transocean Limited	9,542	471,566

		8,618,863

Oil, Gas & Consumable Fuels : 5.28%
Anadarko Petroleum Corporation	14,062	1,115,398
Apache Corporation	11,139	957,286
Cabot Oil & Gas Corporation	11,852	459,384
Chesapeake Energy Corporation	14,341	389,215
Chevron Corporation	53,938	6,737,396
ConocoPhillips Company	34,194	2,415,806
CONSOL Energy Incorporated	6,363	242,049
Denbury Resources Incorporated †	10,347	170,001
Devon Energy Corporation	10,677	660,586
EOG Resources Incorporated	7,612	1,277,598
EQT Corporation	4,263	382,732
Exxon Mobil Corporation	122,291	12,375,849
Hess Corporation	7,982	662,506
Kinder Morgan Incorporated	19,025	684,900
Marathon Oil Corporation	19,547	690,009
Marathon Petroleum Corporation	8,586	787,594
Murphy Oil Corporation	4,935	320,183
Newfield Exploration Company †	3,838	94,530
Noble Energy Incorporated	10,027	682,939
Occidental Petroleum Corporation	22,708	2,159,531
Peabody Energy Corporation	7,580	148,037
Phillips 66	16,898	1,303,343
Pioneer Natural Resources Company	3,952	727,445
QEP Resources Incorporated	5,109	156,591
Range Resources Corporation	4,615	389,091
Southwestern Energy Company †	10,032	394,559

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Spectra Energy Corporation	18,961	$675,391
Tesoro Corporation	3,865	226,103
The Williams Companies Incorporated	19,469	750,919
Valero Energy Corporation	15,407	776,513
WPX Energy Incorporated †	5,663	115,412

		38,928,896

Financials : 10.17%

Capital Markets : 1.41%
Ameriprise Financial Incorporated	5,516	634,616
Bank of New York Mellon Corporation	32,671	1,141,525
BlackRock Incorporated	3,577	1,132,013
Charles Schwab Corporation	32,639	848,614
E*TRADE Financial Corporation †	8,110	159,280
Franklin Resources Incorporated	11,386	657,314
Goldman Sachs Group Incorporated	11,907	2,110,635
Invesco Limited	12,575	457,730
Legg Mason Incorporated «	3,005	130,657
Morgan Stanley	39,075	1,225,392
Northern Trust Corporation	6,349	392,940
State Street Corporation	12,424	911,797
T. Rowe Price Group Incorporated	7,360	616,547

		10,419,060

Commercial Banks : 1.77%
Branch Banking & Trust Corporation	20,068	748,938
Comerica Incorporated	5,173	245,924
Fifth Third Bancorp	24,922	524,110
Huntington Bancshares Incorporated	23,435	226,148
KeyCorp	25,407	340,962
M&T Bank Corporation «	3,682	428,658
PNC Financial Services Group Incorporated	15,050	1,167,579
Regions Financial Corporation	39,391	389,577
SunTrust Banks Incorporated	15,164	558,187
US Bancorp	51,774	2,091,670
Wells Fargo & Company (l)	135,164	6,136,446
Zions Bancorporation	5,265	157,739

		13,015,938

Consumer Finance : 0.63%
American Express Company	26,052	2,363,698
Capital One Financial Corporation	16,225	1,242,997
Discover Financial Services	13,435	751,688
SLM Corporation	12,232	321,457

		4,679,840

Diversified Financial Services : 3.28%
Bank of America Corporation	300,823	4,683,814
Berkshire Hathaway Incorporated Class B †	51,107	6,059,246
Citigroup Incorporated	85,375	4,448,891
CME Group Incorporated	8,769	688,016
IntercontinentalExchange Group Incorporated	3,247	730,315
JPMorgan Chase & Company	106,399	6,222,214
Leucadia National Corporation	8,851	250,837
McGraw-Hill Financial Incorporated	7,616	595,571
Moody’s Corporation	5,301	415,969
The NASDAQ OMX Group Incorporated	3,225	128,355

		24,223,228

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value

Insurance : 1.90%
ACE Limited	9,588	$992,646
AFLAC Incorporated	13,211	882,495
Allstate Corporation	12,740	694,840
American International Group Incorporated	41,459	2,116,482
Aon plc	8,417	706,102
Assurant Incorporated	2,044	135,660
Chubb Corporation	7,072	683,367
Cincinnati Financial Corporation	4,139	216,759
Genworth Financial Incorporated †	14,030	217,886
Lincoln National Corporation	7,383	381,110
Loews Corporation	8,604	415,057
Marsh & McLennan Companies Incorporated	15,375	743,535
MetLife Incorporated	31,463	1,696,485
Principal Financial Group Incorporated	7,753	382,300
Prudential Financial Incorporated	13,005	1,199,321
The Hartford Financial Services Group Incorporated	12,726	461,063
The Progressive Corporation	15,484	422,249
The Travelers Companies Incorporated	10,205	923,961
Torchmark Corporation	2,543	198,735
UNUM Group	7,406	259,802
XL Group plc	7,991	254,433

		13,984,288

Real Estate Management & Development : 0.03%
CBRE Group Incorporated †	7,859	206,692

REITs : 1.11%
American Tower Corporation	11,134	888,716
Apartment Investment & Management Company Class A	4,071	105,480
AvalonBay Communities Incorporated	3,389	400,681
Boston Properties Incorporated	4,295	431,089
Equity Residential	9,377	486,385
HCP Incorporated	12,845	466,530
Health Care REIT Incorporated	8,074	432,524
Host Hotels & Resorts Incorporated	21,450	416,988
Kimco Realty Corporation	11,436	225,861
Plum Creek Timber Company	4,977	231,480
Prologis Incorporated	14,043	518,889
Public Storage Incorporated	4,043	608,552
Simon Property Group Incorporated	8,659	1,317,553
The Macerich Company	3,966	233,558
Ventas Incorporated	8,215	470,555
Vornado Realty Trust	4,894	434,538
Weyerhaeuser Company	16,303	514,686

		8,184,065

Thrifts & Mortgage Finance : 0.04%
Hudson City Bancorp Incorporated	13,421	126,560
People’s United Financial Incorporated	9,057	136,942

		263,502

Health Care : 8.16%

Biotechnology : 1.53%
Alexion Pharmaceuticals Incorporated †	5,507	732,761
Amgen Incorporated	21,015	2,399,072
Biogen Idec Incorporated †	6,610	1,849,148
Celgene Corporation †	11,610	1,961,626
Gilead Sciences Incorporated †	43,257	3,250,764
Regeneron Pharmaceuticals Incorporated †	2,195	604,152

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals Incorporated †	6,706	$498,256

		11,295,779

Health Care Equipment & Supplies : 1.29%
Abbott Laboratories	44,043	1,688,168
Baxter International Incorporated	15,333	1,066,410
Becton Dickinson & Company	5,471	604,491
Boston Scientific Corporation †	37,854	455,005
C.R. Bard Incorporated	2,186	292,793
CareFusion Corporation †	5,946	236,770
Covidien plc	12,927	880,329
DENTSPLY International Incorporated	4,030	195,374
Edwards Lifesciences Corporation †	3,083	202,738
Intuitive Surgical Incorporated †	1,088	417,879
Medtronic Incorporated	28,247	1,621,095
St. Jude Medical Incorporated	8,252	511,211
Stryker Corporation	8,307	624,188
Varian Medical Systems Incorporated †	2,973	230,972
Zimmer Holdings Incorporated	4,830	450,108

		9,477,531

Health Care Providers & Services : 1.29%
Aetna Incorporated	10,379	711,896
AmerisourceBergen Corporation	6,468	454,765
Cardinal Health Incorporated	9,638	643,915
Cigna Corporation	7,817	683,831
DaVita Incorporated †	5,000	316,850
Express Scripts Holding Company †	22,941	1,611,376
Humana Incorporated	4,423	456,542
Laboratory Corporation of America Holdings †	2,474	226,049
McKesson Corporation	6,399	1,032,799
Patterson Companies Incorporated	2,355	97,026
Quest Diagnostics Incorporated	4,117	220,424
Tenet Healthcare Corporation †	2,749	115,788
UnitedHealth Group Incorporated	28,618	2,154,935
WellPoint Incorporated	8,426	778,478

		9,504,674

Health Care Technology : 0.06%
Cerner Corporation †	8,371	466,600

Life Sciences Tools & Services : 0.33%
Agilent Technologies Incorporated	9,368	535,756
Life Technologies Corporation †	4,849	367,554
PerkinElmer Incorporated	3,183	131,235
Thermo Fisher Scientific Incorporated	10,160	1,131,316
Waters Corporation †	2,383	238,300

		2,404,161

Pharmaceuticals : 3.66%
AbbVie Incorporated	44,602	2,355,432
Actavis plc †	4,986	837,648
Allergan Incorporated	8,307	922,742
Bristol-Myers Squibb Company	46,139	2,452,288
Eli Lilly & Company	27,996	1,427,796
Forest Laboratories Incorporated †	6,747	405,022
Hospira Incorporated †	4,634	191,292
Johnson & Johnson Services Incorporated	79,066	7,241,655
Merck & Company Incorporated	82,003	4,104,250
Mylan Laboratories Incorporated †	10,786	468,112

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value

Pharmaceuticals (continued)
Perrigo Company plc	3,719	$570,718
Pfizer Incorporated	182,342	5,585,135
Zoetis Incorporated	14,016	458,183

		27,020,273

Industrials : 6.88%

Aerospace & Defense : 1.74%
General Dynamics Corporation	9,364	894,730
Honeywell International Incorporated	22,044	2,014,160
L-3 Communications Holdings Incorporated	2,497	266,829
Lockheed Martin Corporation	7,589	1,128,181
Northrop Grumman Corporation	6,239	715,052
Precision Castparts Corporation	4,085	1,100,091
Raytheon Company	9,030	819,021
Rockwell Collins Incorporated	3,801	280,970
Textron Incorporated	7,689	282,648
The Boeing Company	19,345	2,640,399
United Technologies Corporation	23,705	2,697,629

		12,839,710

Air Freight & Logistics : 0.52%
C.H. Robinson Worldwide Incorporated	4,290	250,279
Expeditors International of Washington Incorporated	5,768	255,234
FedEx Corporation	8,316	1,195,591
United Parcel Service Incorporated Class B	20,169	2,119,359

		3,820,463

Airlines : 0.14%
Delta Air Lines Incorporated	24,007	659,472
Southwest Airlines Company	19,570	368,699

		1,028,171

Building Products : 0.05%
Allegion plc †	2,525	111,580
Masco Corporation	10,379	236,330

		347,910

Commercial Services & Supplies : 0.31%
Cintas Corporation	2,813	167,627
Iron Mountain Incorporated	4,817	146,196
Pitney Bowes Incorporated	5,805	135,257
Republic Services Incorporated	7,584	251,789
Stericycle Incorporated †	2,419	281,015
The ADT Corporation	5,654	228,817
Tyco International Limited	13,234	543,123
Waste Management Incorporated	12,333	553,382

		2,307,206

Construction & Engineering : 0.11%
Fluor Corporation	4,560	366,122
Jacobs Engineering Group Incorporated †	3,687	232,244
Quanta Services Incorporated †	6,120	193,147

		791,513

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Electrical Equipment : 0.49%
AMETEK Incorporated	6,866	$361,632
Eaton Corporation plc	13,257	1,009,123
Emerson Electric Company	19,748	1,385,915
Rockwell Automation Incorporated	3,883	458,815
Roper Industries Incorporated	2,813	390,107

		3,605,592

Industrial Conglomerates : 1.60%
3M Company	17,946	2,516,927
Danaher Corporation	16,857	1,301,360
General Electric Company	284,126	7,964,052

		11,782,339

Machinery : 1.12%
Caterpillar Incorporated	18,051	1,639,211
Cummins Incorporated	4,917	693,149
Deere & Company	10,800	986,364
Dover Corporation	4,794	462,813
Flowserve Corporation	3,929	309,723
Illinois Tool Works Incorporated	11,564	972,301
Ingersoll-Rand plc	7,616	469,146
Joy Global Incorporated «	3,042	177,927
Paccar Incorporated	9,963	589,511
Pall Corporation	3,101	264,670
Parker Hannifin Corporation	4,185	538,358
Pentair Limited	5,626	436,971
Snap-On Incorporated	1,646	180,270
Stanley Black & Decker Incorporated	4,373	352,857
Xylem Incorporated	5,192	179,643

		8,252,914

Professional Services : 0.11%
Dun & Bradstreet Corporation	1,088	133,552
Equifax Incorporated	3,444	237,946
Nielsen Holdings NV	7,127	327,058
Robert Half International Incorporated	3,938	165,357

		863,913

Road & Rail : 0.58%
CSX Corporation	28,586	822,419
Kansas City Southern	3,106	384,616
Norfolk Southern Corporation	8,709	808,456
Ryder System Incorporated	1,509	111,334
Union Pacific Corporation	13,023	2,187,864

		4,314,689

Trading Companies & Distributors : 0.11%
Fastenal Company	7,744	367,917
W.W. Grainger Incorporated	1,761	449,795

		817,712

Information Technology : 11.86%

Communications Equipment : 1.10%
Cisco Systems Incorporated	153,124	3,437,634
F5 Networks Incorporated †	2,209	200,710
Harris Corporation	3,010	210,128

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value

Communications Equipment (continued)
Juniper Networks Incorporated †	14,103	$318,305
Motorola Solutions Incorporated	6,573	443,678
QUALCOMM Incorporated	47,419	3,520,861

		8,131,316

Computers & Peripherals : 2.65%
Apple Incorporated	26,212	14,707,815
EMC Corporation	58,952	1,482,643
Hewlett-Packard Company	54,396	1,522,000
NetApp Incorporated	9,533	392,188
SanDisk Corporation	6,404	451,738
Seagate Technology plc	9,199	516,616
Western Digital Corporation	5,901	495,094

		19,568,094

Electronic Equipment, Instruments & Components : 0.27%
Amphenol Corporation Class A	4,441	396,048
Corning Incorporated	40,882	728,517
FLIR Systems Incorporated	4,030	121,303
Jabil Circuit Incorporated	5,292	92,292
TE Connectivity Limited	11,619	640,323

		1,978,483

Internet Software & Services : 2.03%
Akamai Technologies Incorporated †	5,000	235,900
eBay Incorporated †	33,101	1,816,914
Facebook Incorporated Class A †	48,357	2,643,194
Google Incorporated Class A †	7,973	8,935,421
VeriSign Incorporated †	3,618	216,284
Yahoo! Incorporated †	26,884	1,087,189

		14,934,902

IT Services : 2.31%
Accenture plc	18,046	1,483,742
Alliance Data Systems Corporation †	1,395	366,787
Automatic Data Processing Incorporated	13,494	1,090,450
Cognizant Technology Solutions Corporation Class A †	8,522	860,552
Computer Sciences Corporation	4,135	231,064
Fidelity National Information Services Incorporated	8,138	436,848
Fiserv Incorporated †	7,314	431,892
International Business Machines Corporation	28,975	5,434,841
MasterCard Incorporated Class A	2,895	2,418,657
Paychex Incorporated	9,181	418,011
Teradata Corporation †	4,533	206,206
Total System Services Incorporated	4,679	155,717
Visa Incorporated Class A	14,414	3,209,710
Western Union Company	15,548	268,203

		17,012,680

Office Electronics : 0.05%
Xerox Corporation	32,859	399,894

Semiconductors & Semiconductor Equipment : 1.28%
Altera Corporation	9,144	297,454
Analog Devices Incorporated	8,828	449,610
Applied Materials Incorporated	34,396	608,465
Broadcom Corporation Class A	15,375	455,869
First Solar Incorporated †	1,976	107,969

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corporation	140,841	$3,656,232
KLA-Tencor Corporation	4,725	304,574
Lam Research Corporation †	4,597	250,307
Linear Technology Corporation	6,623	301,678
LSI Corporation	15,393	169,631
Microchip Technology Incorporated «	5,645	252,614
Micron Technology Incorporated †	28,591	622,140
NVIDIA Corporation	16,340	261,767
Texas Instruments Incorporated	31,065	1,364,064
Xilinx Incorporated	7,598	348,900

		9,451,274

Software : 2.17%
Adobe Systems Incorporated †	13,087	783,650
Autodesk Incorporated †	6,363	320,250
CA Incorporated	9,144	307,696
Citrix Systems Incorporated †	5,182	327,762
Electronic Arts Incorporated †	8,787	201,574
Intuit Incorporated	8,096	617,887
Microsoft Corporation	212,154	7,940,924
Oracle Corporation	99,922	3,823,016
Red Hat Incorporated †	5,311	297,628
Salesforce.com Incorporated †	15,805	872,278
Symantec Corporation	19,849	468,039

		15,960,704

Materials : 2.20%

Chemicals : 1.60%
Air Products & Chemicals Incorporated	5,988	669,339
Airgas Incorporated	1,852	207,146
CF Industries Holdings Incorporated	1,628	379,389
Dow Chemical Company	34,089	1,513,552
E.I. du Pont de Nemours & Company	26,047	1,692,274
Eastman Chemical Company	4,377	353,224
Ecolab Incorporated	7,607	793,182
FMC Corporation	3,760	283,730
International Flavors & Fragrances Incorporated	2,287	196,636
LyondellBasell Industries NV Class A	12,168	976,847
Monsanto Company	14,853	1,731,117
Mosaic Company	9,720	459,464
PPG Industries Incorporated	3,957	750,485
Praxair Incorporated	8,279	1,076,518
Sherwin-Williams Company	2,406	441,501
Sigma-Aldrich Corporation	3,380	317,754

		11,842,158

Construction Materials : 0.03%
Vulcan Materials Company	3,668	217,953

Containers & Packaging : 0.14%
Avery Dennison Corporation	2,712	136,115
Ball Corporation	4,053	209,378
Bemis Company Incorporated	2,900	118,784
MeadWestvaco Corporation	5,045	186,312
Owens-Illinois Incorporated †	4,679	167,415
Sealed Air Corporation	5,526	188,160

		1,006,164

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value

Metals & Mining : 0.35%
Alcoa Incorporated	30,567	$324,927
Allegheny Technologies Incorporated	3,115	110,987
Cliffs Natural Resources Incorporated «	4,318	113,175
Freeport-McMoRan Copper & Gold Incorporated Class B	29,144	1,099,895
Newmont Mining Corporation	13,870	319,426
Nucor Corporation	8,998	480,313
United States Steel Corporation «	4,217	124,402

		2,573,125

Paper & Forest Products : 0.08%
International Paper Company	12,575	616,552

Telecommunication Services : 1.45%

Diversified Telecommunication Services : 1.36%
AT&T Incorporated	149,405	5,253,080
CenturyLink Incorporated	16,747	533,392
Frontier Communications Corporation «	27,968	130,051
Verizon Communications Incorporated	81,084	3,984,468
Windstream Holdings Incorporated «	16,916	134,990

		10,035,981

Wireless Telecommunication Services : 0.09%
Crown Castle International Corporation †	9,391	689,581

Utilities : 1.83%

Electric Utilities : 1.01%
American Electric Power Company Incorporated	13,572	634,355
Duke Energy Corporation	19,670	1,357,427
Edison International	9,048	418,922
Entergy Corporation	5,004	316,603
Exelon Corporation	23,925	655,306
FirstEnergy Corporation	11,619	383,195
NextEra Energy Incorporated	12,058	1,032,406
Northeast Utilities	8,847	375,024
Pepco Holdings Incorporated	7,012	134,140
Pinnacle West Capital Corporation	3,087	163,364
PPL Corporation	17,721	533,225
The Southern Company	24,615	1,011,923
Xcel Energy Incorporated	13,920	388,925

		7,404,815

Gas Utilities : 0.07%
AGL Resources Incorporated	3,311	156,379
ONEOK Incorporated	5,773	358,965

		515,344

Independent Power Producers & Energy Traders : 0.07%
AES Corporation	18,504	268,493
NRG Energy Incorporated	9,057	260,117

		528,610

Multi-Utilities : 0.68%
Ameren Corporation	6,747	243,972
CenterPoint Energy Incorporated	11,921	276,329
CMS Energy Corporation	7,429	198,874
Consolidated Edison Incorporated	8,211	453,904

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name			Shares	Value

Multi-Utilities (continued)
Dominion Resources Incorporated			16,166	$1,045,779
DTE Energy Company			4,954	328,896
Integrys Energy Group Incorporated			2,227	121,171
NiSource Incorporated			8,709	286,352
PG&E Corporation			12,731	512,805
Public Service Enterprise Group Incorporated			14,181	454,359
SCANA Corporation			3,929	184,388
Sempra Energy			6,312	566,565
TECO Energy Incorporated «			5,727	98,733
Wisconsin Energy Corporation			6,326	261,511

				5,033,638

Total Common Stocks (Cost $277,331,317)				464,250,806

	Interest rate	Maturity date	Principal

Non-Agency Mortgage Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.49%	12-25-2034	$25,153	22,474
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.12	12-25-2034	3,816	3,627

Total Non-Agency Mortgage Backed Securities (Cost $28,969)				26,101

U.S. Treasury Securities : 34.71%
U.S. Treasury Bond	2.75	8-15-2042	11,977,000	9,450,596
U.S. Treasury Bond	2.75	11-15-2042	10,660,000	8,391,424
U.S. Treasury Bond	2.88	5-15-2043	11,560,000	9,329,278
U.S. Treasury Bond	3.00	5-15-2042	8,536,000	7,127,560
U.S. Treasury Bond	3.13	11-15-2041	11,934,000	10,265,102
U.S. Treasury Bond	3.13	2-15-2042	9,800,000	8,414,221
U.S. Treasury Bond	3.13	2-15-2043	13,024,000	11,102,960
U.S. Treasury Bond	3.50	2-15-2039	9,195,000	8,626,059
U.S. Treasury Bond	3.63	8-15-2043	10,845,000	10,199,386
U.S. Treasury Bond	3.75	8-15-2041	15,975,000	15,510,735
U.S. Treasury Bond	3.75	11-15-2043	8,205,000	7,898,592
U.S. Treasury Bond	3.88	8-15-2040	12,868,000	12,821,752
U.S. Treasury Bond	4.25	5-15-2039	10,503,000	11,159,437
U.S. Treasury Bond	4.25	11-15-2040	14,576,000	15,450,560
U.S. Treasury Bond	4.38	2-15-2038	5,198,000	5,636,581
U.S. Treasury Bond	4.38	11-15-2039	12,725,000	13,778,783
U.S. Treasury Bond	4.38	5-15-2040	14,734,000	15,947,257
U.S. Treasury Bond	4.38	5-15-2041	13,209,000	14,278,110
U.S. Treasury Bond	4.50	2-15-2036	7,019,000	7,784,506
U.S. Treasury Bond	4.50	5-15-2038	6,588,000	7,277,685
U.S. Treasury Bond	4.50	8-15-2039	7,736,000	8,543,445
U.S. Treasury Bond	4.63	2-15-2040	13,479,000	15,163,875
U.S. Treasury Bond	4.75	2-15-2037	3,060,000	3,508,480
U.S. Treasury Bond	4.75	2-15-2041	11,532,000	13,218,555
U.S. Treasury Bond	5.00	5-15-2037	4,273,000	5,066,842

Total U.S. Treasury Securities (Cost $259,741,454)				255,951,781

Short-Term Investments : 2.20%

	Yield		Shares

Investment Companies : 1.54%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.06		9,815,127	9,815,127
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08		1,537,978	1,537,978

				11,353,105

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name		Yield	Maturity date	Principal	Value

U.S. Treasury Securities : 0.66%
U.S.Treasury Bill (z)#		0.06%	3-27-2014	$4,897,000	$4,896,285

Total Short-Term Investments (Cost $16,249,305)					16,249,390

Total investments in securities (Cost $553,454,695)*	99.88%				736,596,861
Other assets and liabilities, net	0.12				898,462

Total net assets	100.00%				$737,495,323

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
±	Variable rate investment. The rate shown is the rate in effect at period end.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $581,762,758 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $204,877,795
Gross unrealized depreciation (50,043,692)
Net unrealized appreciation $154,834,103

Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$118,783	$0	$118,783

Equity securities
Common stocks	464,250,806	0	0	464,250,806

Non-agency mortgage backed securities	0	26,101	0	26,101

U.S. Treasury securities	255,951,781	0	0	255,951,781

Short-term investments
Investment companies	9,815,127	1,537,978	0	11,353,105
U.S. Treasury securities	4,896,285	0	0	4,896,285

	$734,913,999	$1,682,862	$0	$736,596,861

As of December 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$2,319,257	$0	$0	$2,319,257

+	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of December 31, 2013, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At December 31, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at December 31, 2013	Unrealized gains (losses)
3-20-2014	134 Long	S&P 500 Index	$61,676,850	$1,481,772
3-20-2014	22 Long	U.S. Treasury Bonds	2,822,875	(48,528)
3-20-2014	430 Short	U.S. Treasury Bonds	55,174,375	886,013

Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 94.59%

Consumer Discretionary : 12.79%

Household Durables : 5.03%
Helen of Troy Limited †	94,700	$4,688,597
NVR Incorporated †	6,000	6,156,060

		10,844,657

Leisure Equipment & Products : 2.61%
Hasbro Incorporated	102,200	5,622,022

Media : 2.52%
Omnicom Group Incorporated	73,200	5,443,884

Textiles, Apparel & Luxury Goods : 2.63%
Gildan Activewear Incorporated	106,600	5,682,846

Consumer Staples : 2.39%

Beverages : 1.36%
Coca-Cola Enterprises Incorporated	66,500	2,934,645

Personal Products : 1.03%
Avon Products Incorporated	129,250	2,225,685

Energy : 3.40%

Oil, Gas & Consumable Fuels : 3.40%
Noble Energy Incorporated	51,000	3,473,610
World Fuel Service Corporation	89,648	3,869,208

		7,342,818

Financials : 19.57%

Commercial Banks : 6.50%
City National Corporation	53,200	4,214,504
TCF Financial Corporation	332,100	5,396,625
Umpqua Holdings Corporation «	230,400	4,409,856

		14,020,985

Consumer Finance : 1.67%
First Cash Financial Services Incorporated †	58,300	3,605,272

Insurance : 11.40%
Axis Capital Holdings Limited	110,600	5,261,242
RenaissanceRe Holdings Limited	67,600	6,580,184
Stewart Information Services Corporation	131,400	4,240,278
Torchmark Corporation	55,400	4,329,510
Willis Group Holdings plc	93,300	4,180,773

		24,591,987

Health Care : 9.31%

Health Care Equipment & Supplies : 2.53%
Teleflex Incorporated	58,100	5,453,266

Health Care Providers & Services : 6.78%
Cardinal Health Incorporated	70,400	4,703,424

1

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund

Security name	Shares	Value

Health Care Providers & Services (continued)
MEDNAX Incorporated †	98,400	$5,252,592
Quest Diagnostics Incorporated	87,300	4,674,042

		14,630,058

Industrials : 18.82%

Building Products : 2.87%
Quanex Building Products Corporation	310,900	6,193,128

Commercial Services & Supplies : 7.93%
Brink’s Company	189,300	6,462,702
Cintas Corporation	81,000	4,826,790
G&K Services Incorporated Class A	16,700	1,039,241
Steelcase Incorporated	301,600	4,783,376

		17,112,109

Machinery : 8.02%
Harsco Corporation	223,200	6,256,296
Kennametal Incorporated	120,200	6,258,814
Parker Hannifin Corporation	37,100	4,772,544
		17,287,654

Information Technology : 12.86%

IT Services : 2.70%
Western Union Company	337,500	5,821,875

Semiconductors & Semiconductor Equipment : 6.86%
Entegris Incorporated †	503,800	5,844,080
Lam Research Corporation †	65,000	3,539,250
Teradyne Incorporated †	307,600	5,419,912

		14,803,242

Software : 3.30%
Rovi Corporation †	361,200	7,112,028

Materials : 13.62%

Containers & Packaging : 8.82%
Ball Corporation	112,300	5,801,418
Bemis Company Incorporated	46,800	1,916,928
Crown Holdings Incorporated †	145,800	6,498,306
Rock-Tenn Company Class A	45,800	4,809,458

		19,026,110

Metals & Mining : 2.49%
Reliance Steel & Aluminum Company	71,000	5,384,640

Paper & Forest Products : 2.31%
Schweitzer Manduit International Incorporated	96,700	4,977,149

Utilities : 1.83%

Electric Utilities : 1.83%
Entergy Corporation	62,300	3,941,721

Total Common Stocks (Cost $150,972,354)		204,057,781

2

Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name		Yield	Shares	Value

Short-Term Investments : 9.23%

Investment Companies : 9.23%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.06%	15,928,899	$15,928,899
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.08	3,985,550	3,985,550

Total Short-Term Investments (Cost $19,914,449)				19,914,449

Total investments in securities (Cost $170,886,803)*	103.82%			223,972,230
Other assets and liabilities, net	(3.82)			(8,242,524)

Total net assets	100.00%			$215,729,706

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $172,305,538 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $53,537,103
Gross unrealized depreciation (1,870,411)
Net unrealized appreciation $51,666,692

3

Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments –December 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$204,057,781	$0	$0	$204,057,781

Short-term investments
Investment companies	15,928,899	3,985,550	0	19,914,449

	$219,986,680	$3,985,550	$0	$223,972,230

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Common Stock Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 90.55%

Consumer Discretionary : 16.58%

Auto Components : 1.26%
Allison Transmission Holdings Incorporated	752,530	$20,777,353

Diversified Consumer Services : 0.75%
Grand Canyon Education Incorporated †	282,322	12,309,239

Hotels, Restaurants & Leisure : 1.38%
Royal Caribbean Cruises Limited	481,367	22,826,423

Household Durables : 3.90%
Harman International Industries Incorporated	355,895	29,130,006
MDC Holdings Incorporated	578,168	18,640,136
Mohawk Industries Incorporated †	111,526	16,606,221

		64,376,363

Media : 3.14%
Cablevision Systems Corporation New York Group Class A	340,710	6,108,930
Interpublic Group of Companies Incorporated	1,220,269	21,598,761
Scripps Networks Interactive Incorporated	168,718	14,578,922
Time Warner Cable Incorporated	69,979	9,482,155

		51,768,768

Specialty Retail : 6.15%
Ann Incorporated †	639,677	23,386,591
Express Incorporated †	699,445	13,058,638
PetSmart Incorporated	250,658	18,235,370
Tractor Supply Company	135,085	10,479,894
Urban Outfitters Incorporated †	468,979	17,399,121
Vitamin Shoppe Incorporated †	364,561	18,960,818

		101,520,432

Consumer Staples : 0.87%

Household Products : 0.87%
Church & Dwight Company Incorporated	215,887	14,308,990

Energy : 7.69%

Energy Equipment & Services : 4.72%
Cameron International Corporation †	352,694	20,995,874
Dresser-Rand Group Incorporated †	293,975	17,529,729
Helmerich & Payne Incorporated	241,084	20,270,343
Noble Corporation plc	510,609	19,132,519

		77,928,465

Oil, Gas & Consumable Fuels : 2.97%
Bill Barrett Corporation «†	707,611	18,949,823
Forest Oil Corporation †	2,087,180	7,534,720
SM Energy Company	271,023	22,524,722

		49,009,265

Financials : 12.96%

Capital Markets : 2.46%
Greenhill & Company Incorporated	352,183	20,405,483

1

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Common Stock Fund

Security name	Shares	Value

Capital Markets (continued)
Waddell & Reed Financial Incorporated	309,533	$20,156,789

		40,562,272

Commercial Banks : 2.48%
First Horizon National Corporation	1,671,626	19,474,443
National Bank Holdings Corporation Class A	1,001,036	21,422,170

		40,896,613

Consumer Finance : 1.23%
DFC Global Corporation †	1,776,026	20,335,498

Insurance : 4.44%
Arch Capital Group Limited †	343,757	20,518,855
CNO Financial Group Incorporated	1,109,589	19,628,629
Reinsurance Group of America Incorporated	222,444	17,219,390
RenaissanceRe Holdings Limited	164,209	15,984,104

		73,350,978

REITs : 2.35%
Campus Crest Communities Incorporated	1,965,787	18,498,056
Hersha Hospitality Trust	3,634,299	20,243,045
		38,741,101

Health Care : 10.24%

Health Care Equipment & Supplies : 6.52%
CareFusion Corporation †	528,915	21,061,395
DENTSPLY International Incorporated	414,034	20,072,368
HeartWare International Incorporated †	59,816	5,620,311
Hologic Incorporated †	878,248	19,628,843
Thoratec Corporation †	695,140	25,442,124
Varian Medical Systems Incorporated †	202,493	15,731,681

		107,556,722

Health Care Providers & Services : 1.04%
Universal Health Services Incorporated Class B	211,454	17,182,752

Life Sciences Tools & Services : 2.68%
Parexel International Corporation †	404,008	18,253,081
PerkinElmer Incorporated	630,381	25,990,609

		44,243,690

Industrials : 15.75%

Airlines : 0.76%
United Continental Holdings Incorporated †	332,606	12,582,485

Commercial Services & Supplies : 2.44%
Republic Services Incorporated	627,735	20,840,802
Steelcase Incorporated	1,220,192	19,352,245

		40,193,047

Electrical Equipment : 3.72%
AMETEK Incorporated	287,018	15,117,238
Babcock & Wilcox Company	721,739	24,676,256

2

Wells Fargo Advantage Common Stock Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Electrical Equipment (continued)
General Cable Corporation	735,962	$21,644,642

		61,438,136

Machinery : 2.50%
SPX Corporation	221,174	22,031,142
Wabash National Corporation †	1,563,886	19,313,992

		41,345,134

Road & Rail : 3.13%
Avis Budget Group Incorporated †	503,735	20,360,969
Con-way Incorporated	218,056	8,659,004
Ryder System Incorporated	305,859	22,566,277

		51,586,250

Trading Companies & Distributors : 3.20%
GATX Corporation	412,532	21,521,794
MRC Global Incorporated †	967,531	31,212,550

		52,734,344

Information Technology : 18.90%

Communications Equipment : 1.49%
Riverbed Technology Incorporated †	1,364,038	24,661,807

Computers & Peripherals : 1.39%
Diebold Incorporated	693,662	22,897,783

Electronic Equipment, Instruments & Components : 1.63%
Trimble Navigation Limited †	774,905	26,889,207

IT Services : 4.92%
Alliance Data Systems Corporation †	48,306	12,701,097
Amdocs Limited	471,220	19,433,113
Gartner Incorporated †	268,449	19,073,301
Global Payments Incorporated	460,534	29,930,105

		81,137,616

Semiconductors & Semiconductor Equipment : 5.45%
Integrated Device Technology Incorporated †	1,938,206	19,750,319
ON Semiconductor Corporation †	2,979,973	24,554,978
Skyworks Solutions Incorporated †	864,229	24,682,380
Xilinx Incorporated	458,138	21,037,697

		90,025,374

Software : 4.02%
Nuance Communications Incorporated †	1,256,376	19,096,915
Red Hat Incorporated †	479,941	26,895,894
TIBCO Software Incorporated †	907,398	20,398,307

		66,391,116

Materials : 7.56%

Chemicals : 3.53%
Albemarle Corporation	328,498	20,823,488
Chemtura Corporation †	782,918	21,859,071

3

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Common Stock Fund

Security name			Shares	Value

Chemicals (continued)
International Flavors & Fragrances Incorporated			181,782	$15,629,616

				58,312,175

Containers & Packaging : 2.22%
Crown Holdings Incorporated †			420,678	18,749,618
Packaging Corporation of America			281,823	17,833,759

				36,583,377

Metals & Mining : 1.81%
Royal Gold Incorporated			316,933	14,601,103
Steel Dynamics Incorporated			781,686	15,274,144

				29,875,247

Total Common Stocks (Cost $1,012,243,777)				1,494,348,022

Investment Companies : 4.26%
iShares Core S&P Small-Cap 600 ETF «				20,812,805
iShares Russell 2000 ETF «				20,856,812
SPDR S&P Biotech ETF «				8,719,624
SPDR S&P MidCap 400 ETF				19,876,903

Total Investment Companies (Cost $62,581,008)				70,266,144

		Yield

Short-Term Investments : 8.02%

Investment Companies : 8.02%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.06%	86,355,410	86,355,410
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)		0.08	46,053,726	46,053,726

Total Short-Term Investments (Cost $132,409,136)				132,409,136

Total investments in securities (Cost $1,207,233,921)*	102.83%			1,697,023,302
Other assets and liabilities, net	(2.83)			(46,776,995)

Total net assets	100.00%			$1,650,246,307

†	Non-income-earning security
«	All or a portion of this security is on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*

Cost for federal income tax purposes is $1,214,277,721 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $507,990,375

Gross unrealized depreciation                   (25,244,794)

Net unrealized appreciation                     $482,745,581

4

Wells Fargo Advantage Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,494,348,022	$0	$0	$1,494,348,022
Investment companies	70,266,144	0	0	70,266,144
Short-term investments
Investment companies	86,355,410	46,053,726	0	132,409,136

	$1,650,969,576	$46,053,726	$0	$1,697,023,302

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

2

Wells Fargo Advantage Discovery Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 96.93%

Consumer Discretionary : 19.62%

Auto Components : 1.41%
BorgWarner Incorporated	754,400	$42,178,504

Distributors : 1.78%
LKQ Corporation †	1,619,547	53,283,096

Hotels, Restaurants & Leisure : 0.67%
Krispy Kreme Doughnuts Incorporated †	1,041,900	20,098,251

Internet & Catalog Retail : 2.29%
Groupon Incorporated †	2,689,400	31,654,238
HomeAway Incorporated †	905,800	37,029,104

		68,683,342

Media : 1.64%
AMC Networks Incorporated Class A †	723,600	49,284,396

Specialty Retail : 7.33%
Conn’s Incorporated †	341,300	26,891,027
DSW Incorporated Class A	859,106	36,709,599
Finish Line Incorporated Class A	890,400	25,082,568
GNC Holdings Incorporated Class A	609,716	35,637,900
Lithia Motors Incorporated Class A	415,700	28,857,894
Lumber Liquidators Holdings Incorporated †	333,600	34,324,104
Restoration Hardware Holdings Incorporated †	484,929	32,635,722

		220,138,814

Textiles, Apparel & Luxury Goods : 4.50%
Movado Group Incorporated	746,700	32,862,267
PVH Corporation	249,600	33,950,592
Skechers U.S.A. Incorporated Class A †	769,425	25,491,050
Under Armour Incorporated Class A †	490,100	42,785,730

		135,089,639

Consumer Staples : 4.73%

Beverages : 2.02%
Constellation Brands Incorporated Class A †	862,200	60,681,636

Food & Staples Retailing : 1.69%
Rite Aid Corporation †	4,298,500	21,750,410
United Natural Foods Incorporated †	384,900	29,017,611

		50,768,021

Food Products : 1.02%
Annie’s Incorporated †	712,558	30,668,496

Energy : 3.45%

Oil, Gas & Consumable Fuels : 3.45%
Bonanza Creek Energy Incorporated †	293,400	12,754,098
Delek US Holdings Incorporated	528,836	18,197,247
Diamondback Energy Incorporated †	255,400	13,500,444
Gulfport Energy Corporation †	486,763	30,739,083

1

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Discovery Fund

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum Incorporated †	604,900	$28,412,153

		103,603,025

Financials : 4.24%

Capital Markets : 1.60%
Affiliated Managers Group Incorporated †	220,700	47,865,416

Commercial Banks : 1.46%
Texas Capital Bancshares Incorporated †	706,483	43,943,243

Insurance : 0.64%
eHealth Incorporated †	413,100	19,205,019

Real Estate Management & Development : 0.54%
CBRE Group Incorporated †	618,416	16,264,341

Health Care : 14.28%

Biotechnology : 6.94%
Alkermes plc †	654,400	26,607,904
Alnylam Pharmaceuticals Incorporated †	395,200	25,423,216
BioMarin Pharmaceutical Incorporated †	450,608	31,664,224
Cepheid Incorporated †	823,757	38,485,927
Cubist Pharmaceuticals Incorporated †	260,721	17,955,855
Insmed Incorporated †	1,000,800	17,023,608
Isis Pharmaceuticals Incorporated †	179,592	7,154,945
Keryx Biopharmaceuticals Incorporated «†	850,600	11,015,270
NPS Pharmaceuticals Incorporated †	462,194	14,032,210
Puma Biotechnology Incorporated †	143,700	14,877,261
Vanda Pharmaceuticals Incorporated «†	327,714	4,066,931

		208,307,351

Health Care Equipment & Supplies : 2.23%
Cooper Companies Incorporated	287,400	35,591,616
Wright Medical Group Incorporated †	1,024,127	31,450,940

		67,042,556

Health Care Providers & Services : 2.00%
Envision Healthcare Holdings Incorporated †	980,746	34,836,098
Team Health Holdings Incorporated †	549,100	25,011,505

		59,847,603

Health Care Technology :
0.93%athenahealth Incorporated «†	207,800	27,949,100

Life Sciences Tools & Services : 0.87%
Bruker BioSciences Corporation †	1,326,700	26,228,859

Pharmaceuticals : 1.31%
Salix Pharmaceuticals Limited †	436,200	39,231,828

Industrials : 24.51%

Aerospace & Defense : 3.83%
B/E Aerospace Incorporated †	644,100	56,056,023
DigitalGlobe Incorporated †	1,435,239	59,060,085

		115,116,108

2

Wells Fargo Advantage Discovery Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Airlines : 2.88%
Allegiant Travel Company	333,276	$35,140,621
Copa Holdings SA Class A	320,700	51,347,277

		86,487,898

Building Products : 1.62%
Fortune Brands Home & Security Incorporated	1,061,330	48,502,781

Construction & Engineering : 1.20%
Quanta Services Incorporated †	1,142,700	36,063,612

Machinery : 6.61%
Chart Industries Incorporated †	369,800	35,367,672
Colfax Corporation †	499,345	31,803,283
Graco Incorporated	554,300	43,301,916
Proto Labs Incorporated †	459,300	32,692,974
Wabtec Corporation	744,200	55,271,734

		198,437,579

Professional Services : 3.75%
Advisory Board Company †	608,200	38,724,094
Towers Watson & Company Class A	362,300	46,233,103
Verisk Analytics Incorporated Class A †	418,300	27,490,676

		112,447,873

Road & Rail : 2.99%
Kansas City Southern	402,900	49,891,107
Old Dominion Freight Line Incorporated †	751,900	39,865,738

		89,756,845

Trading Companies & Distributors : 1.63%
United Rentals Incorporated †	626,100	48,804,495

Information Technology : 23.27%

Communications Equipment : 0.61%
Ubiquiti Networks Incorporated «	397,200	18,255,312

Computers & Peripherals : 1.35%
Stratasys Limited †	300,975	40,541,333

Electronic Equipment, Instruments & Components : 2.87%
Cognex Corporation	626,100	23,904,498
FEI Company	395,200	35,315,072
IPG Photonics Corporation «	346,438	26,887,053

		86,106,623

Internet Software & Services : 3.59%
Cornerstone OnDemand Incorporated †	826,300	44,074,842
CoStar Group Incorporated †	215,500	39,776,990
Shutterstock Incorporated †	284,838	23,821,002

		107,672,834

IT Services : 4.28%
Alliance Data Sytems Corporation †	233,500	61,394,155

3

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Discovery Fund

Security name			Shares	Value

IT Services (continued)
Vantiv Incorporated Class A †			2,057,383	$67,091,260

				128,485,415

Semiconductors & Semiconductor Equipment : 1.76%
Cavium Incorporated †			739,000	25,502,890
Cree Incorporated †			436,200	27,293,034

				52,795,924

Software : 8.81%
ACI Worldwide Incorporated †			474,700	30,855,500
Aspen Technology Incorporated †			1,172,700	49,018,860
CommVault Systems Incorporated †			644,100	48,230,208
Fleetmatics Group plc †			767,050	33,174,913
Guidewire Software Incorporated †			659,500	32,361,665
ServiceNow Incorporated †			687,219	38,491,136
Splunk Incorporated †			207,343	14,238,244
Tableau Software Incorporated Class A †			262,230	18,075,514

				264,446,040

Materials : 1.35%

Chemicals : 1.35%
W.R. Grace & Company †			410,600	40,596,022

Telecommunication Services : 1.48%

Wireless Telecommunication Services : 1.48%
SBA Communictions Corporation Class A †			493,203	44,309,358

Total Common Stocks (Cost $2,160,569,779)				2,909,188,588

		Yield

Short-Term Investments : 5.94%

Investment Companies : 5.94%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.06%	135,765,202	135,765,202
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.08	42,492,953	42,492,953

Total Short-Term Investments (Cost $178,258,155)				178,258,155

Total investments in securities (Cost $2,338,827,934)*	102.87%			3,087,446,743
Other assets and liabilities, net	(2.87)			(86,106,093)

Total net assets	100.00%			$3,001,340,650

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $2,340,673,247 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $757,531,621
Gross unrealized depreciation (10,758,125)
Net unrealized appreciation $746,773,496

4

Wells Fargo Advantage Discovery Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$2,909,188,588	$0	$0	$2,909,188,588
Short-term investments
Investment companies	135,765,202	42,492,953	0	178,258,155

	$3,044,953,790	$42,492,953	$0	$3,087,446,743

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Enterprise Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 99.68%

Consumer Discretionary : 22.82%

Auto Components : 1.53%
Delphi Automotive plc	197,265	$11,861,544

Distributors : 1.61%
LKQ Corporation †	380,000	12,502,000

Internet & Catalog Retail : 2.27%
Groupon Incorporated †	593,600	6,986,672
Netflix Incorporated †	29,000	10,676,930

		17,663,602

Media : 6.10%
AMC Networks Incorporated Class A †	123,500	8,411,585
Discovery Communications Incorporated †	189,390	15,882,245
Liberty Global plc Class A †	68,930	6,134,081
Liberty Global plc Class C †	95,106	8,019,338
Sirius XM Holdings Incorporated	2,585,300	9,022,697

		47,469,946

Specialty Retail : 7.08%
AutoNation Incorporated †	123,500	6,136,715
Best Buy Company Incorporated	172,700	6,887,276
DSW Incorporated Class A	217,094	9,276,427
GNC Holdings Incorporated Class A	144,992	8,474,782
L Brands Incorporated	165,900	10,260,915
Lumber Liquidators Holdings Incorporated †	62,200	6,399,758
Restoration Hardware Holdings Incorporated †	113,497	7,638,348

		55,074,221

Textiles, Apparel & Luxury Goods : 4.23%
Michael Kors Holdings Limited †	151,500	12,300,285
PVH Corporation	83,900	11,412,078
Under Armour Incorporated Class A †	104,830	9,151,659

		32,864,022

Consumer Staples : 2.85%

Beverages : 2.20%
Constellation Brands Incorporated Class A †	242,900	17,095,302

Food & Staples Retailing : 0.65%
Rite Aid Corporation †	1,004,000	5,080,240

Energy : 6.08%

Oil, Gas & Consumable Fuels : 6.08%
Antero Resources Corporation †	107,563	6,823,797
Cabot Oil & Gas Corporation	205,500	7,965,180
Concho Resources Incorporated †	66,400	7,171,200
Gulfport Energy Corporation †	133,870	8,453,891
Marathon Petroleum Corporation	61,700	5,659,741
Pioneer Natural Resources Company	60,835	11,197,898

		47,271,707

1

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Enterprise Fund

Security name	Shares	Value

Financials : 4.78%

Capital Markets : 2.08%
Affiliated Managers Group Incorporated †	49,800	$10,800,624
Ameriprise Financial Incorporated	46,705	5,373,410

		16,174,034

Diversified Financial Services : 2.70%
IntercontinentalExchange Group Incorporated	93,400	21,007,528

Health Care : 17.61%

Biotechnology : 5.84%
Alexion Pharmaceuticals Incorporated †	124,610	16,580,607
Alkermes plc †	136,000	5,529,760
Alnylam Pharmaceuticals Incorporated †	37,600	2,418,808
BioMarin Pharmaceutical Incorporated †	155,563	10,931,412
Cepheid Incorporated †	124,600	5,821,312
Vertex Pharmaceuticals Incorporated †	56,000	4,160,800

		45,442,699

Health Care Equipment & Supplies : 3.43%
Boston Scientific Corporation †	770,400	9,260,208
C.R. Bard Incorporated	66,400	8,893,616
Cooper Companies Incorporated	68,500	8,483,040

		26,636,864

Health Care Providers & Services : 3.75%
Cardinal Health Incorporated	57,100	3,814,851
DaVita HealthCare Partners Incorporated †	94,500	5,988,465
Envision Healthcare Holdings Incorporated †	229,386	8,147,791
McKesson Corporation	32,200	5,197,080
Team Health Holdings Incorporated †	132,800	6,049,040

		29,197,227

Health Care Technology : 1.13%
Cerner Corporation †	157,500	8,779,050

Pharmaceuticals : 3.46%
Actavis plc †	82,300	13,826,400
Salix Pharmaceuticals Limited †	101,200	9,101,928
Shire plc ADR	28,000	3,956,120

		26,884,448

Industrials : 21.56%

Aerospace & Defense : 3.75%
B/E Aerospace Incorporated †	157,800	13,733,334
DigitalGlobe Incorporated †	374,480	15,409,852

		29,143,186

Airlines : 3.37%
Copa Holdings SA Class A	75,700	12,120,327
Delta Air Lines Incorporated	513,500	14,105,845

		26,226,172

2

Wells Fargo Advantage Enterprise Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Building Products : 1.48%
Fortune Brands Home & Security Incorporated	252,239	$11,527,322

Construction & Engineering : 1.10%
Quanta Services Incorporated †	269,900	8,518,044

Machinery : 4.28%
Chart Industries Incorporated †	85,100	8,138,964
Colfax Corporation †	120,381	7,667,066
Cummins Incorporated	48,621	6,854,102
Graco Incorporated	136,000	10,624,320

		33,284,452

Professional Services : 2.77%
Towers Watson & Company Class A	92,400	11,791,164
Verisk Analytics Incorporated Class A †	148,400	9,752,848

		21,544,012

Road & Rail : 3.44%
Kansas City Southern	136,000	16,840,880
Old Dominion Freight Line Incorporated †	186,800	9,904,136

		26,745,016

Trading Companies & Distributors : 1.37%
United Rentals Incorporated †	137,000	10,679,150

Information Technology : 20.81%

Communications Equipment : 0.57%
Ubiquiti Networks Incorporated «	96,100	4,416,756

Computers & Peripherals : 1.41%
Stratasys Limited †	81,400	10,964,580

Electronic Equipment, Instruments & Components : 1.67%
Cognex Corporation	141,500	5,402,470
FEI Company	85,100	7,604,536

		13,007,006

Internet Software & Services : 2.65%
CoStar Group Incorporated †	45,600	8,416,848
LinkedIn Corporation Class A †	55,000	11,925,650
Twitter Incorporated «†	4,548	289,480

		20,631,978

IT Services : 4.66%
Alliance Data Systems Corporation †	71,550	18,812,642
Vantiv Incorporated Class A †	534,681	17,435,947

		36,248,589

Semiconductors & Semiconductor Equipment : 2.21%
ARM Holdings plc	209,700	11,478,978
Cree Incorporated †	91,300	5,712,641

		17,191,619

Software : 7.64%
ACI Worldwide Incorporated †	103,800	6,747,000

3

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Enterprise Fund

Security name			Shares	Value

Software (continued)
Adobe Systems Incorporated †			173,200	$10,371,216
Aspen Technology Incorporated †			240,800	10,065,440
CommVault Systems Incorporated †			155,900	11,673,792
Guidewire Software Incorporated †			152,600	7,488,082
ServiceNow Incorporated †			161,955	9,071,100
Splunk Incorporated †			47,004	3,227,765
Tableau Software Incorporated †			11,194	771,602

				59,415,997

Materials : 1.20%

Chemicals : 1.20%
W.R. Grace & Company †			94,400	9,333,328

Telecommunication Services : 1.97%

Wireless Telecommunication Services : 1.97%
SBA Telecommunications Corporation Class A †			170,220	15,292,565

Total Common Stocks (Cost $560,877,785)				775,174,206

		Yield

Short-Term Investments : 1.06%

Investment Companies : 1.06%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.06%	4,735,782	4,735,782
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)		0.08	3,504,875	3,504,875

Total Short-Term Investments (Cost $8,240,657)				8,240,657

Total investments in securities (Cost $569,118,442)*	100.74%			783,414,863
Other assets and liabilities, net	(0.74)			(5,753,111)

Total net assets	100.00%			$777,661,752

†	Non-income-earning security
«	All or a portion of this security is on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $569,428,764 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $215,989,089
Gross unrealized depreciation (2,002,990)
Net unrealized appreciation $213,986,099

4

Wells Fargo Advantage Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$775,174,206	$0	$0	$775,174,206
Short-term investments
Investment companies	4,735,782	3,504,875	0	8,240,657

	$779,909,988	$3,504,875	$0	$783,414,863

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Opportunity Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 95.69%

Consumer Discretionary : 20.80%

Auto Components : 1.43%
Johnson Controls Incorporated	546,533	$28,037,143

Diversified Consumer Services : 1.47%
Bridgepoint Education Incorporated «†	264,739	4,688,528
K12 Incorporated †	1,107,501	24,088,147

		28,776,675

Hotels, Restaurants & Leisure : 1.42%
Carnival Corporation	689,178	27,684,280

Household Durables : 2.91%
Harman International Industries Incorporated	419,681	34,350,890
Whirlpool Corporation	143,328	22,482,430

		56,833,320

Media : 4.53%
Cablevision Systems Corporation New York Group Class A	413,032	7,405,664
Comcast Corporation Class A	363,414	18,127,090
Discovery Communications Incorporated †	231,280	19,395,141
Liberty Global plc Class A †	229,405	20,414,751
Omnicom Group Incorporated	310,515	23,093,001

		88,435,647

Multiline Retail : 4.76%
Dollar General Corporation †	272,533	16,439,191
Kohl’s Corporation	425,699	24,158,418
Macy’s Incorporated	483,428	25,815,055
Nordstrom Incorporated	431,488	26,665,958

		93,078,622

Specialty Retail : 3.74%
CarMax Incorporated †	311,195	14,632,389
Chico’s FAS Incorporated	810,379	15,267,540
Dick’s Sporting Goods Incorporated	493,264	28,658,638
Express Incorporated †	777,584	14,517,493

		73,076,060

Textiles, Apparel & Luxury Goods : 0.54%
Coach Incorporated	186,922	10,491,932

Consumer Staples : 4.17%

Food & Staples Retailing : 1.02%
The Kroger Company	504,560	19,945,257

Food Products : 2.24%
General Mills Incorporated	409,155	20,420,926
Mead Johnson Nutrition Company	278,282	23,308,900

		43,729,826

Household Products : 0.91%
Church & Dwight Company Incorporated	268,582	17,801,615

1

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Opportunity Fund

Security name	Shares	Value

Energy : 8.44%

Energy Equipment & Services : 4.78%
McDermott International Incorporated †	2,711,243	$24,834,986
National Oilwell Varco Incorporated	334,230	26,581,312
Superior Energy Services Incorporated †	847,232	22,544,844
Weatherford International Limited †	1,256,667	19,465,772

		93,426,914

Oil, Gas & Consumable Fuels : 3.66%
Denbury Resources Incorporated †	1,542,529	25,343,751
Newfield Exploration Company †	823,708	20,287,928
Range Resources Corporation	306,287	25,823,057

		71,454,736

Financials : 13.03%

Capital Markets : 2.64%
Invesco Limited	709,544	25,827,402
TD Ameritrade Holding Corporation	841,924	25,796,551

		51,623,953

Commercial Banks : 3.65%
Branch Banking & Trust Corporation	416,325	15,537,249
Fifth Third Bancorp	1,260,296	26,504,025
PNC Financial Services Group Incorporated	376,741	29,227,567

		71,268,841

Diversified Financial Services : 1.32%
IntercontinentalExchange Group Incorporated	115,054	25,877,946

Insurance : 3.80%
ACE Limited	296,818	30,729,568
American International Group Incorporated	478,526	24,428,752
RenaissanceRe Holdings Limited	196,757	19,152,326

		74,310,646

REITs : 1.62%
American Tower Corporation	395,225	31,546,860

Health Care : 10.93%

Health Care Equipment & Supplies : 3.54%
C.R. Bard Incorporated	162,224	21,728,283
Covidien plc	351,902	23,964,526
Zimmer Holdings Incorporated	252,040	23,487,608

		69,180,417

Health Care Providers & Services : 0.63%
Patterson Companies Incorporated	298,046	12,279,495

Life Sciences Tools & Services : 5.37%
Agilent Technologies Incorporated	634,464	36,284,996
Covance Incorporated †	260,768	22,963,230
Thermo Fisher Scientific Incorporated	245,063	27,287,765
Waters Corporation †	184,041	18,404,100

		104,940,091

2

Wells Fargo Advantage Opportunity Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Pharmaceuticals : 1.39%
Shire plc ADR	191,969	$27,123,300

Industrials : 11.80%

Aerospace & Defense : 1.58%
B/E Aerospace Incorporated †	354,289	30,833,772

Airlines : 1.69%
Delta Air Lines Incorporated	656,418	18,031,802
United Continental Holdings Incorporated †	395,321	14,954,993

		32,986,795

Commercial Services & Supplies : 1.35%
Republic Services Incorporated	793,293	26,337,328

Electrical Equipment : 3.06%
AMETEK Incorporated	276,719	14,574,790
Babcock & Wilcox Company	834,521	28,532,273
Regal-Beloit Corporation	226,209	16,676,127

		59,783,190

Machinery : 1.04%
Joy Global Incorporated «	349,561	20,445,823

Road & Rail : 3.08%
Canadian Pacific Railway Limited «	74,139	11,218,713
Hertz Global Holdings Incorporated †	989,854	28,329,621
J.B. Hunt Transport Services Incorporated	268,061	20,721,115

		60,269,449

Information Technology : 19.25%

Communications Equipment : 1.48%
Riverbed Technology Incorporated †	1,600,168	28,931,037

Computers & Peripherals : 1.43%
NetApp Incorporated	679,380	27,949,693

Electronic Equipment, Instruments & Components : 1.28%
Amphenol Corporation Class A	279,778	24,950,602

IT Services : 3.85%
Alliance Data Systems Corporation †	48,262	12,689,528
Global Payments Incorporated	547,180	35,561,228
Teradata Corporation †	593,715	27,008,095

		75,258,851

Semiconductors & Semiconductor Equipment : 5.21%
Altera Corporation	830,352	27,011,351
ARM Holdings plc	993,143	18,074,100
Avago Technologies Limited	514,215	27,196,831
ON Semiconductor Corporation †	3,588,723	29,571,078

		101,853,360

Software : 6.00%
Autodesk Incorporated †	462,898	23,297,656
Check Point Software Technologies Limited †	497,025	32,068,053
Citrix Systems Incorporated †	474,152	29,990,114

3

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Opportunity Fund

Security name			Shares	Value

Software (continued)
Red Hat Incorporated †			568,073	$31,834,811

				117,190,634

Materials : 7.27%

Chemicals : 2.89%
Cytec Industries Incorporated			201,984	18,816,829
Huntsman Corporation			235,483	5,792,882
Praxair Incorporated			245,180	31,880,755

				56,490,466

Containers & Packaging : 3.50%
Bemis Company Incorporated			468,725	19,198,976
Crown Holdings Incorporated †			509,545	22,710,421
Owens-Illinois Incorporated †			738,647	26,428,790

				68,338,187

Metals & Mining : 0.88%
Royal Gold Incorporated			373,032	17,185,585

Total Common Stocks (Cost $1,186,840,299)				1,869,728,348

		Yield

Short-Term Investments : 5.76%

Investment Companies : 5.76%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.06%	81,856,017	81,856,017
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(v)(r)		0.08	30,611,611	30,611,611

Total Short-Term Investments (Cost $112,467,628)				112,467,628

Total investments in securities (Cost $1,299,307,927)*	101.45%			1,982,195,976
Other assets and liabilities, net	(1.45)			(28,346,165)

Total net assets	100.00%			$1,953,849,811

« All or a portion of this security is on loan.
† Non-income-earning security
(u) Rate shown is the 7-day annualized yield at period end.
(l) Investment in an affiliate
(v) Security represents investment of cash collateral received from securities on loan.
(r) The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
* Cost for federal income tax purposes is $1,312,832,585 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $692,159,262
Gross unrealized depreciation (22,795,871)
Net unrealized appreciation $669,363,391

4

Wells Fargo Advantage Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On December 31, 2013, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,869,728,348	$0	$0	$1,869,728,348
Short-term investments
Investment companies	81,856,017	30,611,611	0	112,467,628

	$1,951,584,365	$30,611,611	$0	$1,982,195,976

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 94.46%

Consumer Discretionary : 9.23%

Auto Components : 2.54%
Lear Corporation	283,400	$22,946,898

Diversified Consumer Services : 1.19%
Apollo Group Incorporated Class A †	394,700	10,783,204

Hotels, Restaurants & Leisure : 1.10%
Darden Restaurants Incorporated	182,100	9,900,777

Leisure Equipment & Products : 1.36%
Hasbro Incorporated	222,900	12,261,729

Specialty Retail : 3.04%
Advance Auto Parts Incorporated	68,700	7,603,716
Ascena Retail Group Incorporated †	398,700	8,436,492
Guess? Incorporated	366,600	11,390,262

		27,430,470

Consumer Staples : 6.03%

Beverages : 3.00%
Molson Coors Brewing Company	482,300	27,081,145

Food Products : 1.82%
TreeHouse Foods Incorporated †	237,600	16,375,392

Household Products : 1.21%
Church & Dwight Company Incorporated	164,600	10,909,688

Energy : 7.86%

Energy Equipment & Services : 5.42%
Ensco plc Class A	249,226	14,250,743
McDermott International Incorporated †	1,542,500	14,129,300
Patterson-UTI Energy Incorporated	810,500	20,521,860

		48,901,903

Oil, Gas & Consumable Fuels : 2.44%
Cimarex Energy Company	75,910	7,963,718
Southwestern Energy Company †	248,900	9,789,237
Stone Energy Corporation †	122,800	4,247,652

		22,000,607

Financials : 13.55%

Capital Markets : 2.69%
Northern Trust Corporation	392,200	24,273,258

Commercial Banks : 2.16%
CapitalSource Incorporated	1,257,693	18,073,048
Hancock Holding Company	38,800	1,423,184

		19,496,232

Insurance : 7.69%
Allstate Corporation	328,500	17,916,390

1

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund

Security name	Shares	Value

Insurance (continued)
Arch Capital Group Limited †	325,000	$19,399,250
Brown & Brown Incorporated	564,800	17,729,072
Validus Holdings Limited	355,569	14,325,875

		69,370,587

REITs : 1.01%
Rayonier Incorporated	216,500	9,114,650

Health Care : 12.35%

Health Care Equipment & Supplies : 4.37%
C.R. Bard Incorporated	127,500	17,077,350
CareFusion Corporation †	332,300	13,232,186
St. Jude Medical Incorporated	146,700	9,088,065

		39,397,601

Health Care Providers & Services : 6.49%
Cigna Corporation	298,275	26,093,095
Omnicare Incorporated	306,355	18,491,588
Patterson Companies Incorporated	338,900	13,962,680

		58,547,363

Pharmaceuticals : 1.49%
Hospira Incorporated †	325,900	13,453,152

Industrials : 17.85%

Commercial Services & Supplies : 4.46%
Clean Harbors Incorporated †	264,300	15,847,428
Republic Services Incorporated	734,800	24,395,360

		40,242,788

Construction & Engineering : 4.52%
EMCOR Group Incorporated	527,909	22,404,458
URS Corporation	346,600	18,366,334

		40,770,792

Machinery : 1.05%
Joy Global Incorporated «	162,000	9,475,380

Professional Services : 1.37%
Towers Watson & Company Class A	96,800	12,352,648

Road & Rail : 1.38%
Ryder System Incorporated	168,900	12,461,442

Trading Companies & Distributors : 2.49%
MRC Global Incorporated †	695,779	22,445,831

Transportation Infrastructure : 2.58%
Macquarie Infrastructure Company LLC	427,706	23,280,038

Information Technology : 15.84%

Communications Equipment : 1.06%
ARRIS Group Incorporated †	394,700	9,616,866

2

Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name		Shares	Value

Electronic Equipment, Instruments & Components : 1.81%
Avnet Incorporated		369,400	$16,294,234

Internet Software & Services : 0.97%
IAC/InterActive Corporation		127,372	8,749,183

IT Services : 3.68%
Broadridge Financial Solutions Incorporated		428,715	16,942,817
DST Systems Incorporated		179,100	16,251,534

			33,194,351

Semiconductors & Semiconductor Equipment : 5.68%
Applied Materials Incorporated		815,100	14,419,119
ATMI Incorporated †		422,580	12,766,142
Lam Research Corporation †		263,400	14,342,130
ON Semiconductor Corporation †		1,180,600	9,728,144

			51,255,535

Software : 2.64%
Check Point Software Technologies Limited †		189,300	12,213,636
Synopsys Incorporated †		286,200	11,611,134

			23,824,770

Materials : 7.95%

Chemicals : 1.53%
Agrium Incorporated		151,100	13,822,628

Containers & Packaging : 2.78%
Crown Holdings Incorporated †		563,200	25,101,824

Paper & Forest Products : 3.64%
Domtar Corporation		156,700	14,783,078
International Paper Company		367,100	17,998,913

			32,781,991

Utilities : 3.80%

Multi-Utilities : 3.80%
Ameren Corporation		650,000	23,504,000
SCANA Corporation		230,000	10,793,900
			34,297,900

Total Common Stocks (Cost $649,116,438)			852,212,857

	Yield

Short-Term Investments : 6.77%

Investment Companies : 6.77%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.06%	52,159,014	52,159,014
Wells Fargo Securities Lending Cash Investment, LLC (v)(r)(u)(l)	0.08	8,905,275	8,905,275

Total Short-Term Investments (Cost $61,064,289)			61,064,289

3

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund

		Value
Total investments in securities (Cost $710,180,727)*	101.23%	$913,277,146

Other assets and liabilities, net	(1.23)	(11,121,849)

Total net assets	100.00%	$902,155,297

†	Non-income-earning security
«	All or a portion of this security is on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $711,009,319 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $206,548,556
Gross unrealized depreciation (4,280,729)
Net unrealized appreciation $202,267,827

4

Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$852,212,857	$0	$0	$852,212,857
Short-term investments
Investment companies	52,159,014	8,905,275	0	61,064,289

	$904,371,871	$8,905,275	$0	$913,277,146

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Precious Metals Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 91.55%

Australia : 3.47%
Gryphon Minerals Limited (Materials, Metals & Mining)†	3,913,874	$594,099
Newcrest Mining Limited (Materials, Metals & Mining)	1,028,440	7,162,695
Regis Resources Limited (Materials, Metals & Mining)	2,400,000	6,257,445
Sally Malay Mining Limited (Materials, Metals & Mining)	142,858	31,889
Troy Resources NL-Canadian Exchange Traded Shares (Materials, Metals & Mining)†	500,000	348,317
Troy Resources NL-Canadian Exchange Traded Shares (Materials, Metals & Mining) 144A †(a)	575,000	402,897
Troy Resources NL-Canadian Exchange Traded Shares-Legend Shares (Materials, Metals & Mining)†(i)	95,833	67,663

		14,865,005

Canada : 67.25%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	870,164	22,954,926
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)†	35,000	923,300
Alamos Gold Incorporated (Materials, Metals & Mining)	1,497,600	18,144,610
Atacama Pac Gold Corporation (Materials, Metals & Mining)†	400,000	331,372
Aureus Mining Incorporated (Materials, Metals & Mining)†	3,353,000	1,776,768
AuRico Gold Incorporated (Materials, Metals & Mining)	1,000,000	3,671,452
B2Gold Corporation (Materials, Metals & Mining)†	2,140,000	4,391,810
Barrick Gold Corporation (Materials, Metals & Mining)	744,083	13,118,183
Centerra Gold Incorporated (Materials, Metals & Mining)	700,000	2,846,787
Centerra Gold Incorporated (Materials, Metals & Mining)144A†	350,000	1,423,394
Continental Gold Limited (Materials, Metals & Mining)†	900,000	2,863,733
Detour Gold Corporation (Materials, Metals & Mining)†	221,057	853,221
Detour Gold Corporation (Materials, Metals & Mining) 144A †	525,000	2,026,359
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)†	90,000	347,376
Eldorado Gold Corporation (Materials, Metals & Mining)	4,101,044	23,280,109
Entree Gold Incorporated (Materials, Metals & Mining)†	225,000	65,663
Entree Gold Incorporated-Legend Shares (Materials, Metals & Mining)†(i)	1,275,000	372,088
Exeter Resource Corporation (Materials, Metals & Mining)†	200,000	109,202
Exeter Resource Corporation-Legend Shares (Materials, Metals & Mining)†	585,000	319,416
First Quantum Minerals Limited-Legend Shares (Materials, Metals & Mining)†	116,000	2,090,129
Franco-Nevada Corporation (Materials, Metals & Mining)144A†	142,500	5,807,319
Franco-Nevada Corporation (Materials, Metals & Mining)	260,000	10,595,811
Goldcorp Incorporated (Materials, Metals & Mining)	1,267,254	27,486,498
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	721,694	15,639,109
IAMGOLD Corporation (Materials, Metals & Mining)	1,439,044	4,782,137
Kinross Gold Corporation (Materials, Metals & Mining)	4,600,553	20,138,923
Mag Silver Corporation (Materials, Metals & Mining)†(i)	400,000	2,071,076
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)†(i)	100,000	517,769
New Gold Incorporated (Materials, Metals & Mining)†	1,700,000	8,898,094
Osisko Mining Corporation (Materials, Metals & Mining)†	3,197,001	14,175,453
Osisko Mining Corporation-Legend Shares (Materials, Metals & Mining)†	1,500,000	6,650,977
Platinum Group Metals Limited (Materials, Metals & Mining)†	3,350,000	4,005,178
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining)†	800,000	948,929
Primero Mining Corporation (Materials, Metals & Mining)†	35,100	154,642
Rio Alto Mining Limited (Materials, Metals & Mining)†	500,000	833,137
Semafo Incorporated (Materials, Metals & Mining)	1,460,400	3,835,741
Silver Wheaton Corporation (Materials, Metals & Mining)	12,950	261,499
Silver Wheaton Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	500,000	10,095,000
Tahoe Resources Incorporated (Materials, Metals & Mining)†	500,000	8,317,251
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)†	280,000	4,657,661
Torex Gold Resources Incorporated (Materials, Metals & Mining)†	500,000	442,457
Torex Gold Resources Incorporated (Materials, Metals & Mining)144A †(i)	1,850,000	1,637,091
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)†(i)	2,662,500	2,356,084
Yamana Gold Incorporated (Materials, Metals & Mining)	3,022,040	26,059,672
Yamana Gold Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	700,537	6,038,629

		288,316,035

1

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Precious Metals Fund

Security name				Shares	Value

Peru : 0.43%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)				164,644	$1,847,306

South Africa : 1.26%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)				200,591	2,350,927
Impala Platinum Holdings Limited (Materials, Metals & Mining)				259,346	3,040,949

					5,391,876

United Kingdom : 13.82%
Fresnillo plc (Materials, Metals & Mining)				1,100,000	13,579,617
Hochschild Mining plc (Materials, Metals & Mining)				599,251	1,401,666
Randgold Resources Limited ADR (Materials, Metals & Mining)				705,000	44,281,050

					59,262,333

United States : 5.32%
Newmont Mining Corporation (Materials, Metals & Mining)				280,455	6,458,879
Royal Gold Incorporated (Materials, Metals & Mining)				354,436	16,328,864

					22,787,743

Total Common Stocks (Cost $397,457,454)					392,470,298

Other : 7.69%
Wells Fargo Special Investments (Cayman) SPC †(l)				15,058	32,955,372

Total Other (Cost $24,152,899)					32,955,372

			Expiration date
Warrants : 0.00%

Canada : 0.00%
Aureus Mining Incorporated-Legend Shares (Materials, Metals & Mining)†(a)(i)			5-16-2014	725,000	1
Kinross Gold Corporation (Materials, Metals & Mining)†			9-17-2014	207,130	2,925
Kinross Gold Corporation-Legend Shares (Materials, Metals & Mining)†			9-17-2014	49,500	699

Total Warrants (Cost $1,224,431)					3,625

		Yield
Short-Term Investments : 1.33%

Investment Companies : 1.33%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.06%		5,691,821	5,691,821

Total Short-Term Investments (Cost $5,691,821)					5,691,821

Total investments in securities (Cost $428,526,605)*	100.57%				431,121,116
Other assets and liabilities, net	(0.57)				(2,431,066)

Total net assets	100.00%				$428,690,050

†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

2

Wells Fargo Advantage Precious Metals Fund	Portfolio of investments — December 31, 2013 (unaudited)

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
*	Cost for federal income tax purposes is $475,298,364 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $123,272,828
Gross unrealized depreciation (167,450,076)
Net unrealized depreciation $(44,177,248)

3

Wells Fargo Advantage Precious Metals Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On December 31, 2013, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$391,736,029	$734,269	$0	$392,470,298
Other	0	32,955,372	0	32,955,372
Warrants	0	3,625	0	3,625
Short-term investments
Investment companies	5,691,821	0	0	5,691,821

	$397,427,850	$33,693,266	$0	$431,121,116

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliate

The Fund invests in Wells Fargo Special Investments (Cayman) SPC, a wholly owned subsidiary of the Fund, which invests solely in gold bullions. Investments in commodities are valued on each business day as of the close of the New York Stock Exchange (generally 4 p.m. Eastern Time). As of December 31, 2013, Wells Fargo Special Investments (Cayman) SPC held $32,879.606 in gold bullion which represents 99.77% of its net assets. The Fund is the sole shareholder of the affiliated subsidiary. An affiliated company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of transactions with the affiliate for the nine month ended December 31, 2013 was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Special Investments (Cayman) SPC	15,236	0	178	15,058	$32,955,372

Wells Fargo Advantage Specialized Technology Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 97.32%

Consumer Discretionary : 14.19%

Automobiles : 2.70%
Tesla Motors Incorporated †	52,340	$7,870,889
Toyota Motor Corporation ADR «	929	113,264

		7,984,153

Household Durables : 0.44%
Harman International Industries Incorporated	15,870	1,298,960

Internet & Catalog Retail : 11.05%
Amazon.com Incorporated †	39,655	15,814,017
Ctrip.com International Limited ADR †	10,910	541,354
Netflix Incorporated †	13,155	4,843,276
priceline.com Incorporated †	6,720	7,811,328
Rakuten Incorporated	180,100	2,674,736
Vipshop Holdings Limited ADR †	8,645	723,414
Zulily Incorporated Class A †	5,196	215,270

		32,623,395

Industrials : 0.36%

Construction & Engineering : 0.36%
Quanta Services Incorporated †	34,040	1,074,302

Information Technology : 82.77%

Communications Equipment : 7.22%
Alcatel-Lucent SA ADR	2,003,715	8,816,346
Aruba Networks Incorporated †	159,600	2,856,840
Cisco Systems Incorporated	152,115	3,414,982
QUALCOMM Incorporated	84,015	6,238,114

		21,326,282

Computers & Peripherals : 15.56%
Apple Incorporated	28,080	15,755,969
Lenovo Group Limited	3,576,000	4,348,772
NEC Corporation	21,000	47,260
SanDisk Corporation	106,035	7,479,709
Seagate Technology plc	131,025	7,358,364
Western Digital Corporation	130,885	10,981,252

		45,971,326

Electronic Equipment, Instruments & Components : 2.05%
Hirose Electric Company Limited	13,100	1,863,432
Keyence Corporation	4,200	1,794,701
Murata Manufacturing Company Limited	10,900	966,727
OMRON Corporation	32,900	1,451,149

		6,076,009

Internet Software & Services : 22.48%
Autohome Incorporated ADR †	1,281	46,872
Facebook Incorporated Class A †	289,604	15,829,755
Google Incorporated Class A †	16,530	18,525,336
NetEase Incorporated ADR	70,080	5,508,288
Pandora Media Incorporated †	32,390	861,574
Renren Incorporated ADR «†	1,036	3,160
SINA Corporation †	44,790	3,773,558

1

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Specialized Technology Fund

Security name		Shares	Value

Internet Software & Services (continued)
SouFun Holdings Limited ADR «		82,260	$6,779,047
Tencent Holdings Limited		85,700	5,466,286
Yahoo! Incorporated †		111,490	4,508,656
Yandex NV Class A †		40,570	1,750,596
Yelp Incorporated †		48,700	3,357,865

			66,410,993

IT Services : 6.90%
Automatic Data Processing Incorporated		4,210	340,210
Computer Sciences Corporation		25,840	1,443,939
Fiserv Incorporated †		30,920	1,825,826
MasterCard Incorporated Class A		9,785	8,174,976
Visa Incorporated Class A		32,995	7,347,327
Western Union Company		72,100	1,243,725

			20,376,003

Semiconductors & Semiconductor Equipment : 13.73%
Analog Devices Incorporated		6,845	348,616
Applied Materials Incorporated		214,770	3,799,281
Avago Technologies Limited		82,010	4,337,509
Hynix Semiconductor Incorporated †		32,850	1,145,478
Intel Corporation		226,570	5,881,757
Lam Research Corporation †		90,435	4,924,186
Micron Technology Incorporated †		347,645	7,564,755
NXP Semiconductors NV †		33,300	1,529,469
SunPower Corporation «†		96,945	2,889,930
Taiwan Semiconductor Manufacturing Company Limited ADR		232,575	4,056,108
Texas Instruments Incorporated		93,180	4,091,534

			40,568,623

Software : 14.83%
Activision Blizzard Incorporated		78,560	1,400,725
Adobe Systems Incorporated †		51,675	3,094,299
Aspen Technology Incorporated †		130,330	5,447,794
Intuit Incorporated		22,325	1,703,844
Microsoft Corporation		351,725	13,165,062
Salesforce.com Incorporated †		191,025	10,542,670
ServiceNow Incorporated †		104,056	5,828,177
Workday Incorporated Class A †		31,510	2,620,372

			43,802,943

Total Common Stocks (Cost $196,844,804)			287,512,989

Yield

Short-Term Investments : 5.16%

Investment Companies : 5.16%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.06%	8,135,147	8,135,147
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08	7,106,300	7,106,300

Total Short-Term Investments (Cost $15,241,447)			15,241,447

2

Wells Fargo Advantage Specialized Technology Fund	Portfolio of investments — December 31, 2013 (unaudited)

		Value

Total investments in securities (Cost $212,086,251)*	102.48%	$302,754,436
Other assets and liabilities, net	(2.48)	(7,326,391)

Total net assets	100.00%	$295,428,045

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $214,227,115 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $90,891,754
Gross unrealized depreciation (2,364,433)
Net unrealized appreciation $88,527,321

3

Wells Fargo Advantage Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On December 31, 2013, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$287,512,989	$0	$0	$287,512,989

Short-term investments
Investment companies	8,135,147	7,106,300	0	15,241,447

	$295,648,136	$7,106,300	$0	$302,754,436

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 84.03%

Energy : 10.49%

Oil, Gas & Consumable Fuels : 10.49%
Carrizo Oil & Gas Incorporated †	1,500	$67,155
Energen Corporation	100,000	7,075,000
EQT Corporation	58,600	5,261,108
Magnum Hunter Resources Corporation «†	1,400,000	10,234,000
QR Energy LP	500,000	8,560,000
Tallgrass Energy Partners LP	75,000	1,950,000
The Williams Companies Incorporated	270,000	10,413,900

		43,561,163

Financials : 2.51%

Commercial Banks : 0.23%
Customers Bancorp Incorporated †	47,000	961,620

REITs : 2.28%
Strategic Hotel & Resorts Incorporated †	1,000,000	9,450,000

Industrials : 0.08%

Construction & Engineering : 0.08%
Ameresco Incorporated Class A †	35,000	338,100

Information Technology : 7.72%

Computers & Peripherals : 0.07%
Mitek Systems Incorporated «†	50,000	297,000

Internet Software & Services : 0.45%
Akamai Technologies Incorporated †	40,000	1,887,200

IT Services : 7.20%
Convergys Corporation	150,000	3,157,500
MasterCard Incorporated Class A	8,000	6,683,680
Visa Incorporated Class A	90,000	20,041,200

		29,882,380

Telecommunication Services : 9.05%

Diversified Telecommunication Services : 5.46%
AT&T Incorporated	150,000	5,274,000
CenturyLink Incorporated	25,000	796,250
Comcast Corporation Class A	225,100	11,697,322
Verizon Communications Incorporated	100,000	4,914,000

		22,681,572

Wireless Telecommunication Services : 3.59%
Shenandoah Telecommunications Company	300,000	7,701,000
Turkcell Iletisim Hizmetleri AS ADR «†	200,000	2,670,000
VimpelCom Limited ADR	350,000	4,529,000

		14,900,000

Utilities : 54.18%

Electric Utilities : 23.64%
American Electric Power Company Incorporated	175,000	8,179,500
Edison International	300,000	13,890,000

1

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund

Security name		Shares	Value

Electric Utilities (continued)
FirstEnergy Corporation		24,500	$808,010
Great Plains Energy Incorporated		300,000	7,272,000
IDACORP Incorporated		75,000	3,888,000
ITC Holdings Corporation		215,000	20,601,300
NextEra Energy Incorporated		250,050	21,409,281
Northeast Utilities		450,000	19,075,500
Unitil Corporation		100,000	3,049,000

			98,172,591

Gas Utilities : 3.01%
National Fuel Gas Company		175,000	12,495,000

Multi-Utilities : 25.50%
CenterPoint Energy Incorporated		250,000	5,795,000
CMS Energy Corporation		650,000	17,400,500
Dominion Resources Incorporated		175,000	11,320,750
Kinder Morgan Incorporated		325,000	11,700,000
Northwestern Corporation		102,411	4,436,445
Public Service Enterprise Group Incorporated		200,000	6,408,000
SCANA Corporation		200,000	9,386,000
Sempra Energy		230,000	20,644,800
Wisconsin Energy Corporation		455,000	18,809,700

			105,901,195

Water Utilities : 2.03%
American Water Works Company Incorporated		200,000	8,452,000

Total Common Stocks (Cost $201,336,549)			348,979,821

	Dividend yield

Preferred Stocks : 5.88%

Financials : 2.11%

Capital Markets : 0.48%
BGC Partners Incorporated	8.13%	13,585	351,580
Goldman Sachs Group Incorporated Series I	5.95	50,000	1,069,500
Goldman Sachs Group Incorporated Series J ±	5.50	25,000	557,250

			1,978,330

Commercial Banks : 0.16%
First Republic Bank Series C	5.63	33,000	646,800

Consumer Finance : 0.47%
Capital One Financial Company Series B	6.00	90,000	1,956,600

Diversified Financial Services : 0.88%
Citigroup Incorporated ±	6.79	145,000	3,674,300

REITs : 0.12%
PS Business Parks Incorporated Series U	5.75	25,000	483,750

Utilities : 3.77%

Electric Utilities : 2.29%
Alabama Power Company	5.63	130,000	2,977,819
Gulf Power Company	6.45	21,000	2,095,600
NextEra Energy Capital Holding Incorporated Series H	5.63	100,000	2,016,000
NextEra Energy Capital Holding Incorporated Series J	5.00	50,000	913,000

2

Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments — December 31, 2013 (unaudited)

Security name		Dividend yield	Shares		Value

Electric Utilities (continued)
SCE Trust I		5.63%	75,000		$1,507,500

					9,509,919

Multi-Utilities : 1.48%
DTE Energy Company Series Q		5.25	66,731		1,285,906
DTE Energy Company Series Z		6.50	150,000		3,627,000
SCANA Corporation		7.70	47,500		1,245,925
					6,158,831

Total Preferred Stocks (Cost $27,069,595)					24,408,530

			Expiration date

Warrants : 0.49%

Energy : 0.00%

Oil, Gas & Consumable Fuels : 0.00%
Magnum Hunter Resources Corporation«†(a)			4-15-2016	140,000	0

Utilities : 0.49%

Independent Power Producers & Energy Traders : 0.00%
China Hydroelectric Corporation†			1-25-2014	30,000	297

Multi-Utilities : 0.49%
Kinder Morgan Incorporated†			2-15-2017	496,000	2,013,760

Total Warrants (Cost $589,300)					2,014,057

Short-Term Investments : 12.19%

		Yield

Investment Companies : 12.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.06		39,868,857	39,868,857
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(r)(v)		0.08		10,763,625	10,763,625

Total Short-Term Investments (Cost $50,632,482)					50,632,482

Total investments in securities (Cost $279,627,926)*	102.59%				426,034,890
Other assets and liabilities, net	(2.59)				(10,753,462)

Total net assets	100.00%				$415,281,428

«	All or a portion of this security is on loan.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.

3

Portfolio of investments — December 31, 2013 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund

*	Cost for federal income tax purposes is $279,307,679 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation $150,191,651
Gross unrealized depreciation (3,464,440)
Net unrealized appreciation $146,727,211

4

Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On December 31, 2013, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c) (7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$348,979,821	$0	$0	$348,979,821
Preferred stocks	19,335,111	5,073,419	0	24,408,530
Warrants	0	2,014,057	0	2,014,057
Short-term investments
Investment companies	39,868,857	10,763,625	0	50,632,482

	$408,183,789	$17,851,101	$0	$426,034,890

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President
Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President
Date: February 27, 2014

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: February 27, 2014

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: February 27, 2014